As filed with the Securities and Exchange Commission on December 1, 2004

                                                      1933 Act File No. 33-30361
                                                      1940 Act File No. 811-5853

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]
            Pre-Effective Amendment No.                                    [   ]
            Post-Effective Amendment No.     22                            [ X ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]
            Amendment No.                    21
                        (Check appropriate box or boxes.)

                              HERITAGE INCOME TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036



It is proposed that this filing will become effective (check appropriate box)
      [   ]  immediately upon filing pursuant to paragraph (b)
      [   ]  on (date) pursuant to paragraph (b)
      [   ]  60 days after filing pursuant to paragraph (a)(1)
      [ X ]  on February 1, 2005 pursuant to paragraph (a)(1)
      [   ]  75 days after filing pursuant to paragraph (a)(2)
      [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [   ]  This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                              HERITAGE INCOME TRUST

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus

            Statement of Additional Information

            Part C of Form N-1A

            Signature Page

            Exhibits

                                                                        Heritage
                                                                          Income
                                                                           Trust

                             [GRAPHIC APPEARS HERE]

                       The Intelligent Creation of Wealth

                                                                      Prospectus
                                                            High Yield Bond Fund
                                                    Intermediate Government Fund

                                                                  Privacy Notice
                                                        Heritage Family of Funds

                                   Prospectus

                                February 1, 2005

  These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                             [GRAPHIC APPEARS HERE]

                              880 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 421-4184

Table of Contents
================================================================================


         PROSPECTUS
         ----------

         HERITAGE INCOME TRUST
          High Yield Bond Fund................................... P-1
          Intermediate Government Fund........................... P-4

         MANAGEMENT OF THE FUNDS
          Who Manages Your Fund.................................. P-7
          Distribution of Fund Shares............................ P-8

         YOUR INVESTMENT
          Before You Invest...................................... P-8
          Choosing a Class of Shares............................. P-8
          Sales Charge Reductions and Waivers.................... P-10
          How To Invest.......................................... P-11
          How To Sell Your Investment............................ P-13
          How To Exchange Your Shares............................ P-15
          Account and Transaction Policies....................... P-16
          Dividends, Capital Gain Distributions and Taxes........ P-18

         FINANCIAL HIGHLIGHTS
          High Yield Bond Fund...................................  P-
          Intermediate Government Fund...........................  P-

         FOR MORE INFORMATION....................................  P-

         PRIVACY POLICY
         --------------

         PRIVACY NOTICE TO SHAREHOLDERS OF THE HERITAGE FAMILY OF
           FUNDS................................................. PN-1

                             Heritage Income Trust

High Yield Bond Fund
================================================================================

   Investment Objective.  The High Yield Bond Fund seeks high current income.

   Principal Investment Strategies. The High Yield Bond Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in lower- and medium-rated corporate bonds and other fixed income securities that focus on delivering high income. These lower-rated securities are commonly known as "junk bonds" or "high yield securities." High yield securities offer the potential for greater income than securities with higher ratings. Most of the securities in which the fund invests are rated Ba1 or lower by Moody's Investors Service, Inc. (Moody's) or BB+ or lower by Standard & Poor's Ratings Services (S&P). Certain of the securities purchased by the fund may be rated as low as C by Moody's or D by S&P. Although credit ratings are considered, the fund's portfolio manager selects high yield securities based primarily on its own investment analysis.

   The portfolio manager's analysis may include consideration of the company's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. In addition, the portfolio manager may consider factors such as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Normally, the portfolio manager seeks to maintain a weighted average portfolio maturity of between 5 to 10 years. However, the portfolio manager may vary substantially the fund's average maturity depending on economic and market conditions. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, long- and short-term debt instruments. When the fund engages in temporary defensive measures, it may not achieve its investment objective.

   Principal Risks. Perhaps the greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests in bonds whose values may decrease if interest rates rise, credit ratings of the issuer are reduced or the financial condition of the issuer worsens. If any of these circumstances occur, the fund's net asset value may decrease.

   High-Yield Securities. Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of the fund's securities, the achievement of the fund's objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield.

   Credit Risk. The fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This fund is subject to more credit risk than other income mutual funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

   Changes in Interest Rates. The value of the fund's investments typically will fall when interest rates rise. The fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

   Inability to Sell Securities. High yield securities may be less liquid than higher quality investments. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. A security whose credit rating has been lowered may be particularly difficult to sell.

                                 Prospectus 1

   How the High Yield Bond Fund has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2004. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the High Yield Bond Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



                                    [CHART]

 1994    1995    1996    1997     1998    1999    2000    2001    2002   2003
-----    -----   -----   -----    ----   -----    -----   ----    ----  -----
-3.97    14.52   12.44   11.66    0.63   -1.87    -6.95   5.57    6.34  22.08




   For the 10-year period through December 31, 2004, the Class A shares' highest quarterly return was 7.32% for the quarter ended June 30, 2003 and the lowest quarterly return was -5.57% for the quarter ended September 30, 1998. The returns in the bar chart above do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.



AVERAGE ANNUAL RETURNS (for the periods ended December 31, 2004):/\
                                              1 Year 5 Years 10 Years Initial Offering
                                              ------ ------- -------- ----------------
Class A Shares                                                           March 1, 1990
 Return Before Taxes.........................    %       %       %
 Return After Taxes on Distributions.........    %       %       %
 Return After Taxes on Distributions and Sale
   of Fund Shares............................    %       %       %
Citigroup High Yield Market Index*...........    %       %       %
--------------------------------------------------------------------------------------
                                                             Life of
                                              1 Year 5 Years  Class   Initial Offering
                                              ------ ------- -------- ----------------
Class B Shares                                                        February 2, 1998
 Return Before Taxes.........................    %       %       %
Citigroup High Yield Market Index*...........    %       %       %
--------------------------------------------------------------------------------------
                                                             Life of
                                              1 Year 5 Years  Class   Initial Offering
                                              ------ -------  -----   ----------------
Class C Shares                                                           April 3, 1995
 Return Before Taxes.........................    %       %       %
Citigroup High Yield Market Index*...........    %       %       %


/\ The High Yield Bond Fund's returns in this table are after deduction of sales charges and expenses.

* The Citigroup High Yield Market Index captures the performance of below investment-grade corporate bonds issued in the United States. This Index excludes defaulted debt securities. Its returns do not include the effect of any sales charges. That means the actual returns would be lower if they included the effect of sales charges.


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C vary.

                                 Prospectus 2

   What are the Costs of Investing in the High Yield Bond Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund. The High Yield Bond Fund's expenses are based on actual expenses incurred for the fiscal year ended September 30, 2004.


SHAREHOLDER FEES (fees paid directly from your investment):
                                                                                 Class A
                                                                     -------
Maximum Sales Charge Imposed on Purchases (as a % of offering price)  3.75%
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower)................................................               None*
Redemption Fee (as a % of amount redeemed, if applicable)...........   2%(triangle up)(triangle up)

SHAREHOLDER FEES (fees paid directly from your investment):
                                                                               Class B
                                                                     -------
Maximum Sales Charge Imposed on Purchases (as a % of offering price)                None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower)................................................                5%**
Redemption Fee (as a % of amount redeemed, if applicable)...........    2%(triangle up)(triangle up)

SHAREHOLDER FEES (fees paid directly from your investment):
                                                                               Class C
                                                                     -------
Maximum Sales Charge Imposed on Purchases (as a % of offering price)                None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower)................................................          1%(triangle up)
Redemption Fee (as a % of amount redeemed, if applicable)...........    2%(triangle up)(triangle up)


* If you purchased $1,000,000 or more of Class A shares of a Heritage mutual fund that were subject to a front-end sales charge and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.

** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
(triangle up) Declining to 0% at the first year.

(triangle up)(triangle up) The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days. For more information, see "How to Sell Your Investment" below.



ANNUAL OPERATING EXPENSES (expenses deducted from fund assets):
                                                                Class A Class B Class C
                                                                ------- ------- -------
           Management Fees*....................................  0.60%   0.60%   0.60%
           Distribution and Service (12b-1) Fees**.............  0.25%   0.80%   0.80%
           Other Expenses......................................      %       %       %
                                                                 -----   -----   -----
           Total Annual Fund Operating Expenses................      %       %       %
           Fee Waiver and/or Expense Reimbursement*............      %       %       %
                                                                 -----   -----   -----
           Net Expenses........................................      %       %       %
                                                                 =====   =====   =====



* Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.10% and Class B and Class C annual operating expenses exceed 1.65% of that class' average daily net assets for the fund's 2005 fiscal year. The Board may agree to change the fee waivers or reimbursements without the approval of fund shareholders. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.


** Under the fund's distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily net assets of Class A shares. The fund's Board of Trustees has approved a current fee of 0.25% on Class A shares.


   Expense Example. This Example is intended to help you compare the cost of investing in the High Yield Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waivers and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class                             Year 1 Year 3 Year 5 Year 10
A shares...............................   $      $      $      $
B shares
  Assuming redemption at end of period.   $      $      $      $
  Assuming no redemption...............   $      $      $      $
C shares...............................   $      $      $      $



   Portfolio Managers. Peter J. Wilby and Beth A. Semmel, each a Managing Director of Salomon Brothers Asset Management Inc, are responsible for the day-to-day management of the fund's investment portfolio.


                                 Prospectus 3

Intermediate Government Fund
================================================================================

   Investment Objective. The Intermediate Government Fund seeks high current income consistent with the preservation of capital.

   Principal Investment Strategies. The Intermediate Government Fund seeks to achieve its objective by investing at least 80% of its assets in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and U.S. government-sponsored entities and related repurchase agreements and forward commitments. These securities include U.S. Treasuries (including repurchase agreements and when-issued and forward commitment securities involving such obligations), mortgage-backed securities, real estate mortgage investment conduits (REMICs) and stripped securities among others. The fund's portfolio manager selects these securities by considering factors such as maturity, interest rate conditions and liquidity. The portfolio manger typically will maintain a weighted average portfolio maturity of between 3 to 10 years under normal market conditions and attempts to manage volatility as consistent with the fund's investment objective.

   The fund may invest in mortgage-backed securities issued by U.S. Government-sponsored entities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie
Mac) and the Federal Home Loan Banks. Although such government-sponsored entities are chartered and sponsored by Acts of Congress, their securities are not supported by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities. The fund may also invest in securities guaranteed by the Government National Mortgage Association, known as Ginnie Maes. These securities are guaranteed by the full faith and credit of the U.S. Government.

   Principal Risks. Perhaps the greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests primarily in debt securities whose values may fluctuate with changes in interest rates. When interest rates rise, the market value of the fund's debt securities will decrease. If any of these circumstances occur, the fund's net asset value also may decrease.

   Changes in Interest Rates. The value of the fund's investments typically will fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

   Credit Risk. The fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This fund is subject to less credit risk than certain other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises (such as U.S. Treasuries and Ginnie Maes). However, securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Government and are supported solely by the credit of the issuing institution. To the extent that the fund invests in securities issued by these entities the fund may be exposed to additional credit risk.

   Mortgage-Backed and Stripped Securities. This fund invests in securities such as mortgage-backed and stripped securities that involve risks that are not normally present in other debt obligations. Mortgage-backed securities are subject to prepayment risk and extension risk. Prepayment risk is the possibility that falling interest rates may cause prepayment to occur at a faster than expected rate and may result in increased volatility of certain mortgage-backed securities during periods of unanticipated or rapid changes in market conditions or interest rates. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate and may reduce the market value of mortgage-backed securities if interest rates rise suddenly. Also, the market for private mortgage-backed securities is smaller and less liquid than the market for U.S. Government related securities. Stripped securities may be especially sensitive to interest rates as compared to traditional debt obligations and, thus, may involve more fluctuation in market value.

                                 Prospectus 4

   Portfolio Turnover. The fund may engage in short-term transactions to a greater extent than certain other mutual funds with similar investment objectives. The fund's portfolio turnover could exceed 200%. The fund's turnover rate may vary greatly from year to year or during periods within a year. A high portfolio turnover generally leads to greater transaction costs, may result in additional tax consequences to investors and may affect performance.


   How the Intermediate Government Fund has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2004. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Intermediate Government Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



                                    [CHART]

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
------  ------  ------  ------  ------  ------  ------  ------  ------   ----
 -0.13   11.43   2.67    7.47    8.19    -0.58   9.77    7.01    8.61    1.45




   For the 10-year period through December 31, 2004, the Class A shares' highest quarterly return was 5.64% for the quarter ended September 30, 1998 and the lowest quarterly return was -0.94% for the quarter ended March 31, 1996. The returns in the bar chart above do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.



AVERAGE ANNUAL RETURNS (for the periods ended December 31, 2004)/\
                                              1 Year 5 Years 10 Years Initial Offering
                                              ------ ------- -------- ----------------
Class A Shares                                                           March 1, 1990
 Return Before Taxes.........................    %       %       %
 Return After Taxes on Distributions.........    %       %       %
 Return After Taxes on Distributions and Sale
   of Fund Shares............................    %       %       %
Lehman Brothers Intermediate
  Government Index*..........................    %       %       %
--------------------------------------------------------------------------------------
                                                             Life of
                                              1 Year 5 Years  Class   Initial Offering
                                              ------ ------- -------- ----------------
Class B Shares                                                        February 2, 1998
 Return Before Taxes.........................    %       %       %
Lehman Brothers Intermediate
  Government Index*..........................    %       %       %
--------------------------------------------------------------------------------------
                                                             Life of
                                              1 Year 5 Years  Class   Initial Offering
                                              ------ ------- -------- ----------------
Class C Shares                                                           April 3, 1995
 Return Before Taxes.........................    %       %       %
Lehman Brothers Intermediate
  Government Index*..........................    %       %       %


/\ The Intermediate Government Fund's returns in this table are after deduction of sales charges and expenses.
* The Lehman Brothers Intermediate Government Index is an unmanaged index comprised of the Intermediate Treasury and Intermediate Agency indices. Its returns do not include the effect of any sales charges. That means the actual returns would be lower if they included the effect of sales charges.

                                 Prospectus 5

   What are the Costs of Investing in the Intermediate Government Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Intermediate Government Fund. The fund's expenses are based on actual expenses incurred for the fiscal year ended September 30, 2004.


SHAREHOLDER FEES (fees paid directly from your investment):
                                                                      Class A    Class B    Class C
                                                                     -------    -------    -------
Maximum Sales Charge Imposed on Purchases (as a % of offering price)  3.75%      None       None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower)................................................  None*         5%**       1%/\
Redemption Fee (as a % of amount redeemed, if applicable)...........   2%/\/\       2%/\/\     2%/\/\


* If you purchased $1,000,000 or more of Class A shares of a Heritage mutual fund that were subject to a front-end sales charge and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.

** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
/\ Declining to 0% at the first year.

/\/\ The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days. For more information, see "How to Sell Your Investment" below.



ANNUAL OPERATING EXPENSES (expenses deducted from fund assets):
                                         Class A Class B Class C
                                         ------- ------- -------
Management Fees*........................  0.50%   0.50%   0.50%
Distribution and Service (12b-1) Fees**.  0.25%   0.60%   0.60%
Other Expenses..........................      %       %       %
                                          -----   -----   -----
Total Annual Fund Operating Expenses....      %       %       %
Fee Waiver and/or Expense Reimbursement*      %       %       %
                                          -----   -----   -----
Net Expenses............................      %       %       %
                                          =====   =====   =====



* Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 0.85% and Class B and Class C annual operating expenses exceed 1.20% of the fund's average daily net assets for the fund's 2005 fiscal year. The Board may agree to change the fee waivers or reimbursements without the approval of fund shareholders. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.


** Under the fund's distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily net assets of Class A shares. The fund's Board of Trustees has approved a current fee of 0.25% on Class A shares.


   Expense Example. This Example is intended to help you compare the cost of investing in the Intermediate Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      Share Class                             Year 1 Year 3 Year 5 Year 10
      A shares...............................   $      $      $      $
      B shares
        Assuming redemption at end of period.   $      $      $      $
        Assuming no redemption...............   $      $      $      $
      C shares...............................   $      $      $      $


   Portfolio Manager. H. Peter Wallace, a Senior Vice President and Director of Fixed Income Investments for Heritage Asset Management, Inc., has been responsible for the day-to-day management of the fund's investment portfolio since January 1993.

                                 Prospectus 6

                            MANAGEMENT OF THE FUNDS

Who Manages Your Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   Manager. Heritage Asset Management, Inc. (Heritage), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as the investment adviser and administrator for each fund. Heritage is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Heritage manages, supervises and conducts the business and administrative affairs of the funds and the other Heritage mutual funds with net assets totaling
approximately $     billion as of December 31, 2004.


   The table below indicates what Heritage charged each fund for investment advisory and administration fees during the fund's last fiscal year and Heritage's contractual fee rates:


                                         Fees Charged Contractual Fees
                                         ------------ ----------------
          . High Yield Bond Fund                            0.60%*
          . Intermediate Government Fund                    0.50%

               ----------



              * Heritage's annual fee is 0.50% of the fund's average daily net assets between $100 million and $500 million and 0.45% on average daily net assets over $500 million.



   Subadvisers. Heritage may allocate and reallocate the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees. In the future, Heritage may propose the addition of one or more additional subadvisers, subject to approval by the Board of Trustees and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Heritage is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers for the High Yield Bond Fund without approval of fund shareholders, but subject to overall approval of the Board of Trustees. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Heritage has selected Salomon Brothers Asset Management Inc (SaBAM), part of Citigroup Asset Management, to serve as the subadviser to manage the High Yield Bond Fund's portfolio. SaBAM is currently located at 399 Park Avenue 4/th/ Floor, New York NY, 10022. SaBAM is an indirect, wholly owned subsidiary of Citigroup
Inc. As of December 31, 2004, SaBAM managed $     billion in assets and
combined with the investment advisers within Citigroup Asset Management managed
$     billion in assets.


   Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of each fund:


    . High Yield Bond Fund -- Peter J. Wilby and Beth A. Semmel, assisted by a team of other investment professionals, are responsible for the day-to-day management of the fund's investment portfolio. Mr. Wilby is a Managing Director of the subadviser and has been affiliated with the subadviser as a portfolio manager since 1989. Mr. Wilby is a Chartered Financial Analyst, Certified Public Accountant and a member of the New York Society of Securities Analysts. Ms. Semmel is also a Managing Director of the subadviser and has been affiliated with the subadviser as a portfolio manager since 1993. Ms. Semmel is a Chartered Financial Analyst.


    . Intermediate Government Fund -- H. Peter Wallace is responsible for the day-to-day management of the fund's investment portfolio. Mr. Wallace has been a Senior Vice President and Director of Fixed Income Investments for Heritage since January 1993. In August 1993, he became portfolio manager of the fund. Mr. Wallace is a Chartered Financial Analyst.

                                 Prospectus 7

Distribution of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   Raymond James & Associates, Inc. (Distributor) currently serves as distributor of the funds. Subject to the Board of Trustees' and regulatory approvals, Heritage Fund Distributors, LLC will serve as the funds' distributor. In the event such approvals are obtained, references to the Distributor will be deemed to be references to Heritage Fund Distributors, LLC. The Distributor may compensate other broker/dealers to promote sales of fund shares.



   In addition to the distribution and service fees and other fees paid by the funds as described above in "Annual Operating Expenses" and in "Understanding Rule 12b-1 Fees" below, Heritage may pay a service fee based on sales and/or average daily net assets attributable to a broker/dealer, including the Distributor, who has a service agreement with Heritage. Heritage pays these service fees out of amounts received for investment advisory and administrative services provided to the funds. Such service fees could create an incentive for broker/dealers and the Distributor to offer the funds instead of other funds where a service fee is not received.


                                YOUR INVESTMENT

Before You Invest
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Before you invest in a fund, please:

      . Read this Prospectus carefully.

      . Decide which fund or funds best suit your needs and your goals,

      . Decide which class of shares is best for you, and then

      . Decide how much you wish to invest and how you want to open an account.

Choosing A Class Of Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   You can choose from two classes of fund shares: Class A shares and Class C shares. A third class, Class B shares, is available only through exchange or dividend reinvestment. Each class has a different combination of sales charges and ongoing fees allowing you to choose the class that best meets your needs. You should make this decision carefully based on:


      . the amount you wish to invest,

      . the different sales charges that apply to each share class,

      . whether you qualify for any reduction or waiver of sales charges,

      . the length of time you plan to keep the investment, and

      . the class expenses.




   Class A Shares. You may purchase Class A shares at the "offering price" -- a price equal to their net asset value, plus a maximum sales charge of 3.75% imposed at the time of purchase. Class A shares currently are subject to ongoing distribution and service (Rule 12b-1) fees of 0.25% of their average daily net assets. These fees are lower than the ongoing Rule 12b-1 fees for Class B shares and Class C shares.


   If you choose to invest in Class A shares, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. If you invest more, the sales charge will be lower. You may qualify for a reduced

                                 Prospectus 8
sales charge or the sales charge may be waived as described in "Sales Charge Reductions and Waivers'' below. If you think you are eligible, contact Heritage or your financial advisor for further information.

                             Class A Sales Charges
                               -----------------

                                                         Dealer Concession
                            As a % of       As a % of         as % of
      Your Investment     Offering Price Your Investment Offering Price(1)
      ---------------     -------------- --------------- -----------------
      Less than $25,000..      3.75%          3.90%            3.25%
      $25,000 - $49,999..      3.25%          3.36%             2.75%
      $50,000 - $99,999..      2.75%          2.83%             2.25%
      $100,000 - $249,999      2.25%          2.30%             1.75%
      $250,000 - $499,999      1.75%          1.78%             1.25%
      $500,000 - $999,999      1.25%          1.27%             1.00%
      $1,000,000 and over      0.00%          0.00%            0.00%(2)

          ----------
         (1) During certain periods, the Distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above.
         (2) For purchases of $1 million or more, Heritage may pay from its own resources to the Distributor, up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter. An investor who redeems those Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge
             (CDSC) of 1.00% and Heritage will retain the Rule 12b-1 fees for the 18-month period. However, if you hold shares in the Heritage Cash Trust Money Market Fund or Municipal Money Market Fund, the time you hold those shares will not be counted for purposes of calculating the CDSC.


   Class B Shares. Class B shares are not available for direct purchase; however they may be acquired through exchange from Class B shares of another Heritage mutual fund or dividend reinvestment. If you sell the shares within 6 years of purchase, you will pay a contingent deferred sales charge (CDSC) at the time of sale of up to a maximum of 5.00%. Class B shares are subject to ongoing Rule 12b-1 fees of up to 0.80% of the average daily net assets of the High Yield Bond Fund and 0.60% of the average daily net assets of the Intermediate Government Fund. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares but the same as for the Class C shares.


   If you have invested in Class B shares, you will pay a sales charge if you sell those shares within 6 years of purchase. The CDSC imposed on sales of Class B shares will be calculated by multiplying the original purchase cost or the current market value of the shares being sold, whichever is less, by the percentage shown on the following chart. The CDSC will decline at the anniversary of your purchase. The longer you hold the shares, the lower the rate of the CDSC. The CDSC may be waived as described below in "Sales Charge Reductions and Waivers". Any period of time you held Class B shares of the Heritage Cash Trust-Money Market Fund will not be counted when determining your CDSC.

                           Class B Deferred Charges
                             --------------------

                  Redemption During: CDSC on Shares Being Sold
                  ------------------ -------------------------
                    1st year........             5%
                    2nd year........             4%
                    3rd year........             3%
                    4th year........             3%
                    5th year........             2%
                    6th year........             1%
                    After 6 years...             0%


   Conversion of Class B Shares. If you have invested in Class B shares and hold them for 8 years, we automatically will convert them to Class A shares without charge. Any period of time you held Class B shares of the Heritage Cash Trust - Money Market Fund will be excluded from the 8-year period.


   When we do the conversion, you will receive Class A shares in an amount equal to the value of your Class B shares. However, because Class A and Class B shares have different prices, you may receive more or less Class A shares after the conversion. The dollar value will be the same, so you have not lost any money as a result of the conversion.

                                 Prospectus 9

   Class C Shares. You may purchase Class C shares at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than 1 year after purchase, you will pay a CDSC at the time of sale of 1.00%, which will be calculated based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC may be waived as described below in "Sales Charge Reductions and Waivers". Class C shares are subject to ongoing Rule 12b-1 fees of up to 0.80% of the average daily net assets of the High Yield Bond Fund and 0.60% of the average daily net assets of the Intermediate Government Fund. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares and is the same as for the Class B shares. Class C shares do not convert to any other class of shares. Any period of time you held Class C shares of the Heritage Cash-Trust Money Market Fund will not be counted toward the 1-year period. With respect to Class C shares, you should consult with your financial advisor as to the suitability of such investment for you.


   Understanding Rule 12b-1 Fees. Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and sales fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales Charge Reductions and Waivers
================================================================================

   There are a number of ways to reduce or eliminate the initial sales charge on Class A shares or the CDSC on Class A, Class B or Class C shares. To receive a reduction or waiver in your Class A initial sales charge, you must advise your financial advisor or Heritage of your eligibility at the time of purchase.


   Reducing your Class A Sales Charge. Heritage offers programs designed to reduce your Class A sales charges as described in the schedule above. For purposes of calculating your sales charge, you can combine purchases of Class A shares for all Heritage mutual funds (except for the money market funds) in the following account owner relationships:



     . Accounts owned by you, your spouse or minor children, including trust or other fiduciary accounts in which you, your spouse or minor children are the beneficiary. This includes sole proprietor business accounts;

     . Accounts opened under a single trust agreement -- including those with multiple beneficiaries;
     . Purchases made by a qualified retirement or employee benefit plan of a single employer;
     . Purchases made by a company, provided the company is not in existence solely for purchasing investment company shares.


   Rights of Accumulation -- You may add the value of your previous Class A and Class B purchases (excluding the money market funds) for purposes of calculating the sales charge for future purchases of Class A shares. For example if you previously purchased $20,000 of Class A or Class B shares of a Heritage mutual fund and made a subsequent investment of $10,000 in Class A shares, a sales charge discount would be applied to the $10,000 investment. For purposes of determining your sales charge, we will apply discounts based upon the greater of the current account value or the total of all purchases less all redemptions.



   Letter of Intent -- You may purchase Class A shares of any Heritage mutual fund (except for the money market funds) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Investments made up to 90 calendar days before adopting this agreement are eligible for this discount. All prior investments can be applied toward meeting the investment requirement. If you fail to make an investment sufficient to meet the intended investment within the 13-month period, the difference in Class A sales charges will be charged to your account.


                                 Prospectus 10

   Waiver of Class A Sales Charges. Class A shares may be sold at net asset value without any sales charge to:

     . Heritage, its affiliates, directors, officers and employees; any Heritage mutual fund and current and retired officers and Trustees of a fund; the subadviser of any Heritage mutual fund and its current directors, officers and employees; employees and registered financial advisors of broker-dealers that have selling arrangements with the funds' Distributor; directors, officers and employees of banks and trust companies that are party to agency agreements with the Distributor; all such persons' immediate relatives (spouse, parents, siblings, children--including in-law relationships) and beneficial accounts;

     . Investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker-dealers or other service organizations which have entered into service agreements with Heritage. Such programs generally have other fees and expenses, so you should read any materials provided by that organization;


     . As indicated in the "Class A Sales Charges" schedule above, Class A investments of $1,000,000 or more, either as a single purchase or through the Rights of Accumulation or Letter of Intent programs above, are sold at net asset value. From its own resources, Heritage may pay the Distributor up to 1% of the purchase amount on the first $3 million and 0.80% on assets thereafter in these accounts. Such shares redeemed within 18 months of purchase are subject to a CDSC of 1% and Heritage may retain the Rule 12b-1 fees for up to 18 months. Any period of time you held shares of a Heritage money market fund will not be counted toward the 18-month period.



   Information concerning Sales Charge Reductions and Waivers can be found on our website, www.HeritageFunds.com.


   CDSC Waivers. The CDSC for Class A shares, Class B shares and Class C shares currently is waived if the shares are sold:

     . to make certain distributions from retirement plans, . because of shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse), . to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan, or
     . to close out shareholder accounts that do not comply with the minimum balance requirements.


   Reinstatement Privilege. If you sell Class A or Class C shares of a Heritage mutual fund, you may reinvest some or all of the sales proceeds up to 90 calendar days later in the same share class of any Heritage mutual fund without incurring additional sales charges. If you paid a CDSC, the reinvested shares will have no holding period requirement. You must notify Heritage if you decide to exercise this privilege. Because Class B shares are no longer offered for sale, proceeds from the redemption of Class B shares may not be reinvested.


How To Invest
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   Minimum Initial Investment. Once you have chosen a share class, the next step is to determine the amount you wish to invest. The minimum initial investment for each fund is:


                            Minimum Initial       Subsequent
Type of Account               Investment          Investment
---------------             --------------- ----------------------
Regular Account............     $1,000            No minimum
Periodic Investment Program      $50        $50 on a monthly basis
Retirement Account.........      $500             No minimum

   Heritage may waive these minimum requirements at its discretion. Contact Heritage or your financial advisor for further information.

                                 Prospectus 11

   There are several ways to invest, although the availability of these services may be limited by your financial advisor or institution.



   Through Your Financial Advisor. You may invest in a fund by contacting your financial advisor. Your financial advisor can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Your financial advisor or broker will transmit your request to the fund and may charge you a fee for this service. Your broker may also designate other intermediaries to receive orders on the fund's behalf.


   By Mail. You may invest in a fund directly by completing and signing the account application found in this Prospectus. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

            Heritage Asset Management, Inc.
            P.O. Box 33022
            St. Petersburg, FL 33733

   By Telephone. If you provide your bank account information, Heritage can initiate a purchase from that account. Complete the appropriate sections of the Heritage account application and attach a voided check to activate this service. This method cannot be used to open a new account.


   By Periodic Investment Program. We offer the following plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time.



    . From Your Bank Account -- You may instruct us to transfer funds from a specific bank checking account to your Heritage account. This service is only available in instances in which the transfer can be effected by electronic transfer. Complete the appropriate sections of the account application or the Heritage Direct Payment Plan form to activate this service. Heritage reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive months or if you make regular withdrawals from your account without maintaining the minimum balance.


    . Automatic Exchange -- You may make automatic regular exchanges between two or more Heritage mutual funds. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your Heritage account balance to the fund's minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open.


   By Direct Deposit. You may instruct your employer, insurance company, the Federal government, or other organization to direct all or part of the payments you receive to your Heritage account. All payments from the U.S. government, including payroll, pension, Social Security, and income tax refunds are eligible for this service. The following information must be provided to the payor in the enrollment process:



                       ------------------------------------
.. Bank routing number:  0   1   1   0   0   0    0  2   8
                       ------------------------------------
                       --------------------------------------------------------------------
.. Account number:       7   7   0   0   1   f    f  a   a   a   a   a   a   a   a   a   a
                       --------------------------------------------------------------------
                       "f" represents the two digit fund code found on the Fund
                       Selection section of the enclosed Heritage account
                       application.
                       "a" represents the first 10 digits of your Heritage account number. All Heritage account numbers begin with 44 or 66.

   For example if your Heritage account number is 44123456789 and you wish to establish a direct deposit to the Heritage Intermediate Government Fund -- Class A, you would enter 77001014412345678.

.. The account must be designated as a checking account.


                                 Prospectus 12

Please note that these instructions are different than the Federal Reserve wire instructions below.

   By Wire. You may invest in a fund by Federal Reserve wire sent from your bank. Mail your completed and signed account application to Heritage. Contact Heritage at (800) 421-4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Send your investment and the following information by Federal Reserve or bank wire to:

            State Street Bank and Trust Company
            225 Franklin Street
            Boston, MA 02110
            ABA # 011-000-028
            Account # 3196-769-8
            Name of the Fund
            The class of shares to be purchased
            (Your account number assigned by Heritage)
            (Your name)


The wire instructions must contain all of the above information.



Do not mail investments or correspondence to this address.


   Through a Retirement Plan. Heritage mutual funds offer a range of retirement plans, including Traditional, Roth, SEP and SIMPLE IRA plans/accounts. A special application and custodial agreement is required. Contact your financial advisor or Heritage for more information. Heritage reserves the right to cancel your plan at any time.

How To Sell Your Investment
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   You can sell -- or redeem -- shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable CDSC and/or redemption fees) generally will be made the next business day after your order is received. If you sell shares that were recently purchased by check or automated clearing house deposits (ACH), payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Drafts or ACH transactions initiated by a third party are not acceptable redemption instructions and will not be honored.


   Application of CDSC. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of a Heritage money market fund will not be counted for purposes of calculating the CDSC.




   Redemption Fees. A redemption fee of 2% of the value of shares sold will be imposed on fund shares sold (by redemption or exchange to another Heritage mutual fund) within seven (7) calendar days from their acquisition by purchase or exchange from another Heritage mutual fund. For shares purchased before January 31, 2005, a redemption fee of 2% of the value of the shares sold will be imposed on shares sold (by redemption or exchange to another Heritage mutual fund) within 60 calendar days of their purchase.



   The redemption fee is paid to the appropriate fund and is intended to offset the costs and market impact associated with short-term money movements. To determine the holding period, the funds will use a first-in, first-out method, meaning shares held in the account the longest are used to determine whether a redemption fee applies. Additionally, there is no redemption fee on shares acquired through the reinvestment of dividends or other distributions paid by the fund whose shares are being redeemed. The redemption fee is generally deducted from your redemption proceeds, but you may be billed if the fee is assessed after the redemption transaction.


                                 Prospectus 13

   Except as noted below, all shareholders are subject to this fee, whether you invest directly with the funds or through a financial intermediary (e.g. broker-dealer, bank, retirement plan administrator) that maintains an omnibus account with a fund. However, because of processing limitations by many intermediaries, the redemption fee may not apply to certain redemptions from omnibus accounts. If the intermediary does not have the system capability necessary to process the redemption fee, the fund cannot track individual shareholder redemptions and will not receive the redemption fee.



   Redemption fees will be waived:



    .  To make certain distributions from retirement plans;



    .  Because of shareholder death or disability;



    .  For redemptions by other mutual funds;



    . For shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer;



    .  For shares redeemed to cover fees assessed by the fund or Heritage.



   To receive a redemption fee waiver, you or your financial advisor must advise Heritage of your eligibility at the time of the redemption or exchange. Your financial advisor or Heritage may require documentation to verify your eligibility. The funds reserve the right to modify or eliminate the terms of the redemption fee waiver.



   Selling Shares. You may contact your financial advisor or Heritage with instructions to sell your investment in the following ways. Availability of these options may be limited by your financial advisor or institution.


   Through Your Financial Advisor. You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor will transmit your request to sell shares of your fund and may charge you a fee for this service.

   By Telephone. You may sell shares from your account by telephone by calling Heritage at (800) 421-4184 prior to the close of regular trading on the New York Stock Exchange -- typically 4:00 p.m. Eastern time. If you do not wish to have telephone redemption privileges, you must complete the appropriate section of the account application.


   For your protection, telephone requests may be recorded in order to verify their accuracy and monitor call quality. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone call.


   When redeeming shares by telephone, payment of up to $50,000 can be made one of the following ways:

    . Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request, or

    . By check to your address of record, provided there has not been an address change in the last 30 calendar days.


   In Writing. You may sell shares of your fund by sending a letter of instruction. Specify the fund name and class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Mail the request to Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.


                                 Prospectus 14

   All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.


   A medallion signature guarantee of your request is required if the redemption is:



    .  Greater than $50,000,


    . Sent to an address other than the address of record, or preauthorized bank or brokerage firm account,

    .  Sent to a payee other than the shareholder of record, or

    . Sent to an address of record that has been changed within the past 30 calendar days.


   A medallion signature guarantee helps protect your account against fraud. We will only accept official signature guarantees from participants in our medallion signature guarantee program, which includes most banks and securities dealers. A notary public cannot guarantee your signature.


   Payment for a written request can be made one of the following ways:

    . Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request,

    .  By check, or

    . By Federal Reserve wire to a bank account you specify. Your financial advisor can provide you with the necessary form to request a wire. We normally send these proceeds on the next business day and credit by the receiving institution is subject to the time they receive the instructions from the Federal Reserve Bank and their posting policies. We cannot guarantee that you will receive credit on the same day we send the wire. A wire fee will be charged to your account.




   Systematic Withdrawal Plan. You may establish a plan for periodic withdrawals from your account. Withdrawals can be made on the 1/st/, 5/th/, 10/th/, or 20/th/ day of the month at monthly, quarterly, semi-annual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Heritage systematic withdrawal form (available from your financial advisor, Heritage or through our website, www.HeritageFunds.com.) and send that form to Heritage. Heritage reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.


How To Exchange Your Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




   You can exchange shares of one Heritage fund for shares of the same class of any other Heritage fund, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, Heritage or through our website, www.HeritageFunds.com. You may exchange your shares by calling your financial advisor or Heritage if you exchange to like-titled Heritage accounts. Written instructions with a medallion signature guarantee are required if the accounts are not identically registered.



   Shares of a Heritage money market fund that have not previously been subject to an initial sales charge or CSDC holding period will be subject to the initial purchase conditions of that fund. Shares that have previously paid a sales charge in a Heritage fund will exchange with no additional sales charge. Each Heritage mutual fund may terminate the exchange privilege upon 60 days' notice.


                                 Prospectus 15

   Exchanges may be subject to a redemption fee, as described above in "How to Sell Your Investment -- Redemption Fee." For purposes of determining the CDSC, Class A, Class B and Class C shares will continue to age from their original investment date and will retain the same CDSC rate as they had before the exchange. However, any time which you held shares in a Heritage money market fund will not be counted for purposes of calculating the CDSC.


Account and Transaction Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Price of Shares. The funds' regular business days are the same as those of the New York Stock Exchange (NYSE), normally Monday through Friday. The net asset value per share (NAV) for each class of a fund is determined each business day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The share price is calculated by dividing a class' net assets by the number of its outstanding shares. Because the value of a fund's investment portfolio changes every business day, the NAV usually changes as well.


   In calculating NAV, the funds typically price their securities by using pricing services or market quotations. However, in the event that (1) price quotations or valuations are not readily available, (2) readily available price quotations or valuations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, fair valuation may be applied to such security (or class of securities) in accordance with the funds' Valuation Procedures. The Funds have retained a third party pricing service to assist in fair valuing foreign securities held in the funds' portfolios. Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus alleviating arbitraging opportunities.


   In addition, a fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of a fund's shares may change on days when shareholders will not be able to purchase or redeem a fund's shares.

   Timing of Orders. All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been accepted by the funds, the Distributor or a participating dealer. Orders are accepted until the close of regular trading on the NYSE every business day -- normally 4:00 p.m. Eastern time -- and are executed the same day at that day's NAV. To ensure this occurs, dealers are responsible for transmitting all orders to Heritage to comply with the deadline imposed by applicable regulations.


   Account Registration Options. Heritage offers several options for registering your account. Individual, joint, trust or business accounts can be opened using the application found in this prospectus. To establish a Transfer on Death (TOD) arrangement, an additional TOD agreement is required. Additionally, Heritage offers a range of IRA retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. IRA plans require a separate adoption agreement instead of the application found in this prospectus as well as separate forms to sell your shares. The TOD and IRA agreements are available from your financial advisor, Heritage or through our website www.HeritageFunds.com.



   Good Order Requirements. For the funds to process your request, it must be in "good order". Good order means that you have provided sufficient information necessary to process your request, as outlined in this Prospectus, including any required signatures and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in "good order" by the fund until it meets these requirements.


   Customer Identification Procedures. The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address (not a P.O.
Box), social security or other taxpayer identification number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity's behalf must provide this information. Heritage will use this information to verify

                                 Prospectus 16
your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for Heritage to close or suspend further activity in an account.


   Restrictions on Orders. The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.



   Internet Website. Additional information, including current fund performance and various account forms and agreements, is available on our website, www.HeritageFunds.com.


   Redemption in Kind. We reserve the right to give you securities instead of cash when you sell shares of your fund. If the amount of the sale is at least either $250,000 or 1% of a fund's assets, we may give you securities from the fund's portfolio instead of cash.

   Accounts With Below-Minimum Balances. If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.




   Market Timing. "Market Timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund's NAV does not fully reflect the value of the fund's holdings -- for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to a fund's efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.



   In order to discourage market timing activity in the funds, redemptions and exchanges of fund shares may be subject to a redemption fee, as described above under "How to Sell Your Investment". Further, the funds and Heritage have adopted the following guidelines:



    . Heritage reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.



    . Heritage may reject any purchase or exchange orders, in whole or in part, that in its opinion, may be excessive in frequency and/or amount or otherwise potentially disruptive to a fund. Heritage may consider the trading history of accounts under common ownership or control in this determination.



    . All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from Heritage or through a financial intermediary. However, Heritage is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading. Accordingly, Heritage may not be able to determine whether trading in combined orders or in omnibus accounts is contrary to the funds' policies. Heritage reserves the right to reject combined or omnibus orders in whole or in part.



    . Heritage seeks the cooperation of broker-dealers and other financial intermediaries by requesting information regarding the identity of specific investors and restricting the ability of particular investors to purchase fund shares.



    . While Heritage applies the above policies, there is no guarantee that all market timing will be detected.


                                 Prospectus 17

   Disclosure of Portfolio Holdings. Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law. To satisfy this request, the funds have adopted a Policy on Disclosing Portfolio Holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds' Policy on Disclosing Portfolio Holdings is included in the SAI. Portfolio information can be found on our website, www.HeritageFunds.com.


Dividends, Capital Gain Distributions and Taxes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Distributions and Taxes. Each fund distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

   The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through 2008.


   Each fund may also distribute net capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of net capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of net capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates.



   Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another Heritage Mutual Fund.


   In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of Transactions                             Tax Status and Rate
--------------------                             -------------------
Income dividends................................ Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions....... Ordinary income
Net capital gain distributions.................. Long-term capital gains; generally eligible for 15%
                                                 maximum rate for individuals
Sales or exchanges of fund shares owned for more Long-term capital gains or losses (capital gains rate, than one year................................. as described above)
Sales or exchanges of fund shares owned for one  Gains are taxed at the same rate as ordinary income;
  year or less.................................. losses are subject to special rules

   Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class's expense ratio is lower).


   Withholding Taxes. If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer identification number, federal law requires us to withhold and pay to the IRS a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and


                                 Prospectus 18
pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.



   Tax Reporting. If your account has taxable distributions, withholding or other activity required to be reported to the Internal Revenue Service (IRS), we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.




   Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

                                 Prospectus 19

                              FOR MORE INFORMATION

     More information on the funds is available free upon request, including the following:

   Annual/Semiannual Reports. Provide additional information about each fund's investments, describes each fund's performance and contains letters from the fund's managers discussing recent market conditions, economic trends and fund strategies that significantly affect the funds' performance during that period.

   Statement of Additional Information (SAI). Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated herein by reference (meaning it is legally considered part of this prospectus).

                             [GRAPHIC APPEARS HERE]

    To obtain information or make an inquiry, contact Heritage Mutual Funds:

                    By mail:       880 Carillon Parkway
                                   St. Petersburg, Florida 33716
                    By telephone:  (800) 421-4184
                    By Internet:   www.HeritageFunds.com

These documents and other information about the funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington,
 D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on the SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following
  e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference
                      Section, Washington, D.C. 20549-0102.

   Heritage offers the ability to receive these documents electronically, via notification to an e-mail address you provide. To enroll in this service, visit
 www.HeritageFunds.com. Further, to eliminate unnecessary duplication, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, you should call 1-800-421-4184 or send an e-mail to:
                        ClientServices@heritagefunds.com.

   The fund's Investment Company and Securities Act registration numbers are:
                              811-5853 and 33-30361

No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the funds or their distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                        PRIVACY NOTICE TO SHAREHOLDERS
                        OF THE HERITAGE FAMILY OF FUNDS

   Heritage Asset Management and Heritage Family of Funds (collectively "Heritage") are committed to protecting confidentiality of the information furnished to us by our clients. We are providing you this information as required by Regulation S-P adopted by the Securities and Exchange Commission.

Information about you that we collect:
================================================================================

   We collect non-public personal information about you from the following sources: information we receive from you on applications or other forms or through our website; information about your transactions with us, our affiliates, or others; and information we may receive from a consumer reporting agency.

Our use of information about you:
================================================================================

   We may share information about you with affiliated companies of Heritage Asset Management and with parties that provide other services to us, and with certain financial institutions with whom we have joint marketing arrangements. Otherwise, we do not disclose any non-public personal information about you to anyone except as permitted by law. We follow the same policy with respect to non-public information received from all clients and former clients.

How we protect your confidential information:
================================================================================

   Heritage has policies that restrict access to non-public personal information about you to those employees who have need for that information to provide investment alternatives or services to you, or to employees who assist those who provide investment alternatives or services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

                                     PN-1
                                                                 Privacy Notice

             Would you like to receive future mailings via E-Mail?
                          If so, please let us know.
                    Visit www.HeritageFunds.com to enroll.

                       STATEMENT OF ADDITIONAL INFORMATION

                              HERITAGE INCOME TRUST

                              HIGH YIELD BOND FUND
                          INTERMEDIATE GOVERNMENT FUND


      This Statement of Additional Information ("SAI") dated February 1, 2005, should be read in conjunction with the Prospectus dated February 1, 2005 describing the shares of the High Yield Bond and Intermediate Government Funds of Heritage Income Trust (the "Trust"). Each fund offers Class A and Class C shares. Class B shares may only be acquired through exchange from Class B shares of another Heritage mutual fund and dividend reinvestment.


      This SAI is not a prospectus itself. The SAI is incorporated by reference into the funds' Prospectus, in other words, this SAI is legally part of the funds' Prospectus.

      The financial statements for the Trust for the fiscal year ended September 30, 2004 are herein incorporated by reference to the funds' Annual Report to Shareholders dated September 30, 2004. To receive a copy of the funds' Prospectus or annual and semiannual reports to shareholders, write to Heritage Asset Management, Inc. at the address below or call (800) 421-4184.

                         HERITAGE ASSET MANAGEMENT, INC.
                              880 Carillon Parkway
                          St. Petersburg, Florida 33716


                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
I.    GENERAL INFORMATION......................................................1
II.   INVESTMENT INFORMATION ..................................................1
      A.  Investment Policies, Strategies and Risks............................1
      B.  Industry Classifications............................................19
III.  INVESTMENT LIMITATIONS..................................................19
      A.  Fundamental Policies................................................19
      B.  Nonfundamental Policies.............................................20
IV.   NET ASSET VALUE.........................................................20
V.    INVESTING IN THE FUNDS..................................................22
VI.   INVESTMENT PROGRAMS.....................................................22
      A.  Retirement Plans....................................................22
      B.  Right of Accumulation...............................................22
      C.  Class A Letter of Intent............................................23
VII.  CONVERSION OF CLASS B SHARES............................................23
VIII. REDEEMING SHARES........................................................24
      A.  Receiving Payment...................................................24
      B.  Telephone Transactions..............................................25
      C.  Systematic Withdrawal Plan..........................................25
      D.  Distribution from Retirement Plans..................................26
      E.  Redemptions in Kind.................................................26
      F.  Frequent Purchases and Redemptions of Fund Shares...................26
IX.   DISCLOSURE OF PORTFOLIO HOLDINGS........................................26
X.    EXCHANGE PRIVILEGE......................................................27
XI.   TAXES...................................................................28
XII.  SHAREHOLDER INFORMATION.................................................32
XIII. TRUST INFORMATION.......................................................32
      A.  Management of the Trust.............................................32
      B.  Five Percent Shareholders...........................................37
      C.  Proxy Voting Policies and Procedures................................37
      D.  Investment Adviser and Administrator; Subadviser....................39
      E.  Portfolio Turnover and Brokerage Practices..........................41

      F.  Distribution of Shares..............................................42
      G.  Administration of the Trust.........................................44
      H.  Potential Liability.................................................44
APPENDIX......................................................................A1

I.    GENERAL INFORMATION
      -------------------


      The Heritage Income Trust ("Trust") was established as a Massachusetts business trust under a Declaration of Trust dated August 4, 1989. The Trust is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers its shares through two separate investment portfolios: the High Yield Bond Fund (prior to February 1, 1996, named the Diversified Portfolio) ("High Yield") and the Intermediate Government Fund (prior to February 1, 1996, named the Limited Maturity Government Portfolio) ("Intermediate Government") (each a "fund" and, collectively, the "funds"). Each fund currently offers two classes of shares, Class A shares sold subject to a 3.75% maximum front-end sales charge ("Class A shares") and Class C shares, sold subject to a 1% CDSC ("Class C shares"). Class B shares may only be acquired through exchange from Class B shares of another Heritage mutual fund and dividend reinvestment.


      Each fund operates for many purposes as if it were an independent company. Each fund has its own objectives, policies, strategies and portfolio managers, among other characteristics.

II.   INVESTMENT INFORMATION
      ----------------------

      A.    INVESTMENT POLICIES, STRATEGIES AND RISKS
            -----------------------------------------


      This section provides a detailed description of the securities in which a fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. High Yield invests at least 80% of its net assets (plus any borrowings for investment purposes) in lower- and medium-rated corporate bonds and other fixed income securities. Intermediate Government invests at least 80% of its assets in debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (and related repurchase agreements and forward commitments. The remainder of a fund's assets may be invested as set forth below. For more information on a fund's principal strategies and risks, please see the funds' Prospectus.


      BORROWING. Each fund may borrow in certain limited circumstances as indicated in the "Investment Limitations" section. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of a fund's shares and in the return on the fund's investment portfolio. Although the principal of any borrowing will be fixed, a fund's assets may change in value during the time the borrowing is outstanding. A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the investment manager's strategy. Furthermore, if a fund were to engage in borrowing, an increase in interest rates could reduce the value of the fund's shares by increasing the fund's interest expense.

      BRADY BONDS. High Yield may invest in Brady Bonds, which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions, such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds ("Brady Bonds"). Brady Bonds also may be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements, which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. These arrangements with the World Bank and/or the IMF require debtor nations to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. Salomon Brothers Asset Management Inc., the subadviser to High Yield (the "Subadviser"), believes economic reforms, undertaken by countries in connection with the issuance of Brady Bonds, make the debt of those countries that have issued or announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the Subadviser's expectations with respect to Brady Bonds will be realized.


      Brady Bonds have been issued for only a limited period of time, and, accordingly, do not have a long payment history. Brady Bonds that have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's Ratings Services ("S&P") or "Ba" or "B" by Moody's Investors Service, Inc. ("Moody's") or, in cases in which a rating by S&P or Moody's has not been assigned, generally are considered by the Subadviser to be of comparable quality.


      Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt that carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time, and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan generally have borne interest computed semiannually at a rate equal to 13/16 of one percent above the then current six month London Inter-Bank Offered Rate ("LIBOR").

      Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, High Yield will purchase Brady Bonds in secondary markets, as described below.

      In the secondary markets, the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. High Yield may purchase Brady Bonds with limited or no collateralization, and will rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and generally are maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which High Yield invests are likely to be acquired at a discount, which involves certain considerations discussed below under "Taxes."

      In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, High Yield would not intend to purchase Brady Bonds that, at the time of investment, are in default as to payments. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

      DEBT OBLIGATIONS AND FUND MATURITY. The market value of debt securities held by each fund will be affected by changes in interest rates. There normally is an inverse relationship between the market value of such securities and actual changes in interest rates. Thus, a decline in interest rates generally produces an increase in market value while an increase in rates generally produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of such a security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness also will affect the market value of the debt securities of that issuer. Differing yields on fixed income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

      EQUITY SECURITIES. High Yield may invest up to 20% of its assets in common stock, convertible securities, preferred stock, warrants or other equity securities when consistent with the fund's objectives.

            CONVERTIBLE SECURITIES. High Yield may invest in convertible securities. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

            PREFERRED STOCK. High Yield may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

            WARRANTS. High Yield may invest in warrants, which are securities that permit the fund to acquire (but not obligating), by subscription, certain other securities such as common stocks regardless of the market price of the security. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying security. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

      FIXED AND FLOATING RATE LOANS. High Yield may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). High Yield may invest in such loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). High Yield considers these investments to be investments in debt securities. High Yield, in pursuing its investment policies, may acquire Participations and Assignments that are high yield, nonconvertible corporate debt securities or short duration debt securities. Participations typically will result in the fund having a contractual relationship only with the Lender, not with the borrower. High Yield will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, High Yield generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and High Yield may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, High Yield may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. High Yield will acquire Participations only if the Lender interpositioned between High Yield and the borrower is determined by the investment manager to be creditworthy. When High Yield purchases Assignments from Lenders the fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

      High Yield may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Thus the fund will treat investments in Participations and Assignments as illiquid for purposes of its limitation on investments in illiquid securities. High Yield may revise this policy in the future.

      FOREIGN DEBT SECURITIES. High Yield may invest up to 10% of its total assets in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for High Yield's investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. Investments in securities of foreign issuers may involve risks arising from restrictions on foreign investment and repatriation of capital, from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and relative illiquidity of foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates. Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of High Yield's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions that might affect adversely payments due on securities held by High Yield, the lack of extensive operating experience of eligible foreign subcustodian's and legal limitations on the ability of the High Yield to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy. In addition, there may be less publicly available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements of U.S. issuers. Finally, in the event of a default in any such foreign obligations, it may be more difficult for High Yield to obtain or enforce a judgment against the issuers of such obligations.

            ADDITIONAL RISKS OF HIGH YIELD FOREIGN SOVEREIGN DEBT Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries also are characterized by political uncertainty or instability.

            Other factors that may influence the ability or willingness to service debt include, but are not limited to: a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be affected adversely. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

            The cost of servicing external debt also generally will be affected adversely by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt also will depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

            As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, High Yield may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

            Sovereign  obligors in developing  and emerging  countries are among
the  world's   largest   debtors  to  commercial   banks,   other   governments,
international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which High Yield may invest will not be subject to similar restructuring arrangements or to requests for new credit that may affect adversely High Yield's holdings. Furthermore, certain participants in the secondary market for such debt may be involved directly in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


      FORWARD COMMITMENTS. Intermediate Government may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"). Intermediate Government may engage in forward commitments if it either (1) holds and maintains until the settlement date in a segregated account cash or high-grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a fund's other assets. When such purchases are made through dealers, a fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to Intermediate Government of an advantageous yield or price. Although Intermediate Government generally will enter into forward commitments with the intention of acquiring securities for its investment portfolios, Intermediate Government may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

      ILLIQUID AND RESTRICTED SECURITIES. Intermediate Government will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or due to legal or contractual restrictions on resale. Also, Intermediate Government may not invest more than 10% of its net assets in the aggregate in repurchase agreements of more than seven days' duration in securities without readily available market quotations, and in restricted securities including privately placed securities.

     High Yield also has a 10% limit on illiquid securities, but not all restricted securities are deemed illiquid for this purpose. There is a large institutional market for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A under the 1933 Act permits certain sales of unregistered securities ("144A Securities") by investors to "qualified institutional buyers" such as High Yield. Because 144A Securities can only be sold to qualified institutional buyers, they are considered "restricted securities", although institutional markets have developed these securities providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders.

     Pursuant to High Yield's Guidelines for Purchase of Rule 144A Securities ("Guidelines") adopted by the Board of Trustees ("Board"), the Subadviser may determine that certain Rule 144A Securities are liquid. The Subadviser takes into account a number of factors in reaching liquidity decisions, including (1) the total amount of Rule 144A Securities being offered, (2) the number of potential purchasers of the Rule 144A Securities, (3) the number of dealers that have undertaken to make a market in the Rule 144A Securities, (4) the frequency of trading in the 144A Securities, and (5) the nature of the 144A Securities and how trading is effected (e.g., the time needed to sell the 144A Securities, how offers are solicited and the mechanics of transfer.) The continued liquidity of Rule 144A securities depends upon various factors, including the maintenance of an efficient institutional market in which such unregistered securities can be readily resold and the willingness of the issuer to register the securities under the 1933 Act.

      High Yield may invest up to 25% of its net assets in securities that are either illiquid or sold in reliance of Rule 144A and are deemed by the subadviser to be liquid. Of this 25% limitation, no more than 10% of the fund's net assets may be in any illliquid securities.

      INVERSE FLOATERS. Intermediate Government may invest in U.S. Government securities, including mortgage-backed securities, on which the rate of interest varies inversely with interest rates on similar securities or the value of an index. These derivative securities commonly are known as inverse floaters. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Inverse floaters include components of securities on which interest is paid in two separate parts -- an auction component, which pays interest at a rate that is set periodically through an auction process or other method, and a residual component, the interest on which varies inversely with that on a similar security or the value of an index. The residual component may be established by multiplying the rate of interest paid on such security or the applicable index by a factor (a "multiplier feature") or by adding or subtracting the factor to or from such interest rate or index. The secondary market for inverse floaters may be limited. The market value of inverse floaters is often significantly more volatile than that of a fixed-rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.


      LOANS OF PORTFOLIO SECURITIES. The funds may loan portfolio securities to qualified broker-dealers. The collateral for each fund's loans will be "marked to market" daily so that the collateral at all times exceeds 100% of the value of the loans. Each fund may terminate such loans at any time and the market risk applicable to any security loaned remains a risk to the fund. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement a fund's income through investment of the cash collateral in short-term interest bearing obligations. Securities loans may not exceed 25% of a fund's total assets and will be fully collateralized at all times. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. However, securities loans do involve some risk. If the other party to the securities loan defaults or becomes involved in bankruptcy proceedings, a fund may incur delays and costs in selling or recovering the underlying security or may suffer a loss of principal and interest.

      LOWER-RATED SECURITIES -- RISK FACTORS. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in High Yield.

            EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately.

            The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, High Yield may incur additional expenses to seek recovery.

            Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by High Yield, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

            SECURITIES RATINGS. Securities ratings are based largely on the issuer's historical financial information and the rating agencies' investment analysis at the time of rating. Credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

            LIQUIDITY AND VALUATION. High yielding securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, High Yield would have to replace the security with a lower yielding security. To the extent that there is no established retail secondary market, there may be thin trading of high yielding securities. This may lessen High Yield's ability to accurately value these securities and its ability to dispose of these securities. Additionally, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yielding securities, especially in a thinly traded market. Certain high yielding securities may involve special registration responsibilities, liabilities and costs and liquidity and valuation difficulties; thus, the responsibilities of the Board to value high yield securities in the portfolio becomes more difficult with judgment playing a greater role.

      MONEY MARKET INSTRUMENTS. The funds may invest in bankers' acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"). Each fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a fund's ability to resell when it deems advisable to do so.

            BANKERS' ACCEPTANCES. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

            CERTIFICATES OF DEPOSIT ("CDS"). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

            COMMERCIAL PAPER. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Each fund may invest in commercial paper rated A-l or A-2 by S&P or Prime-1 or Prime-2 by Moody's, and in the case of High Yield, other lower quality commercial paper. For a description of these ratings, see "Commercial Paper Ratings" in the Appendix.


      MORTGAGE-BACKED SECURITIES. Intermediate Government may invest in mortgage-backed securities issued by the U.S. Government or U.S. Government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. In general, mortgage-backed securities represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. These securities generally provide monthly interest and, in most cases, principal payments that are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably their effective maturities. This contrasts with U.S. Treasury securities, for instance, which generally pay all principal at maturity and typically have an effective maturity equal to the final stated maturity. Thus, for purposes of calculating the fund's weighted average maturity, the fund applies the standard market consensus with respect to the effective maturity of mortgage-backed securities rather than their stated final maturities.


            U.S. GOVERNMENT-RELATED MORTGAGE-BACKED SECURITIES. The Government National Mortgage Association ("GNMA") is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development and is a primary issuer of U.S. Government-related mortgage-backed securities. GNMA pass-through securities are considered to be riskless with respect to default because the underlying mortgage loan portfolio is comprised entirely of U.S. Government-backed loans and timely principal and interest payments are guaranteed by the full faith and credit of the U.S. Government. Residential mortgage loans also are pooled by the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, and Fannie Mae, a U.S. Government-sponsored corporation owned entirely by private stockholders, which guarantee the timely payment of interest and the ultimate collection of principal on their respective securities.

            PRIVATE ISSUER MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") that are collateralized by mortgage-backed securities issued by FHLMC, Fannie Mae, GNMA or pools of conventional mortgages. These securities generally offer a higher interest rate than securities with direct or indirect U.S. Government guarantees of payments. However, many issuers or servicers of these securities guarantee timely payment of interest and principal, which also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantee or insurance policies. Mortgage-backed securities of private issuers, including CMOs, also have achieved broad market acceptance and, consequently, an active secondary market has emerged. However, the market for these securities is smaller and less liquid than the market for U.S. Government and U.S. Government-related mortgage pools. The maximum permitted investment in mortgage-backed securities of private issuers is 20% of Government's net assets.


            RISKS OF MORTGAGE-BACKED SECURITIES. Investments in mortgage-backed securities entail both market and prepayment risk. Fixed-rate mortgage-backed securities are priced to reflect, among other things, current and perceived interest rate conditions. As conditions change, market values will fluctuate. In addition, the mortgages underlying mortgage-backed securities generally may be prepaid in whole or in part at the option of the individual buyer. Prepayments of the underlying mortgages can affect the yield to maturity on mortgage-backed securities and, if interest rates declined, the prepayment only may be invested by the fund at the then prevailing lower rate. Changes in market conditions, particularly during periods of rapid or unanticipated changes in market interest rates, may result in volatility or the market value of certain mortgage-backed securities. Heritage Asset Management, Inc. ("Heritage" or "Manager") will attempt to manage the fund so that this volatility, together with the volatility of other investments in Intermediate Government, is consistent with its investment objective.


      OPTIONS, FUTURES AND OPTIONS ON FUTURES TRADING. Each fund may engage in transactions in options and futures contracts in an effort to adjust the risk/return characteristics of its investment portfolios and, in certain circumstances, may purchase and sell options and futures contracts as a substitute for the purchase and sale of securities. Each fund may purchase and sell put and call options on debt securities and indices of debt securities, purchase and sell futures contracts on debt securities and indices of debt securities, and purchase and sell options on such futures contracts ("Derivative Instruments").

            LIMITATIONS ON THE USE OF OPTIONS AND FUTURES.  To the extent that a fund enters into futures contracts or options on futures contracts for other than BONA FIDE hedging purposes (as defined by the Commodity Futures Trading Commission ("CFTC")), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the fund's investment portfolio, after taking into account any unrealized profits and unrealized losses on any such contracts it has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This limitation does not limit the percentage of a fund's assets at risk to 5%.


            Intermediate Government may hedge up to 100% of its net assets by such transactions. Intermediate Government will not purchase any option, if immediately thereafter, the aggregate cost of all outstanding options (including options on futures described above) purchased would exceed 5% of the value of its total assets. Intermediate Government may write call options and put options on up to 15% of its total assets. Intermediate Government might not use any of the strategies described above, and there can be no assurance that any strategy used will succeed.


            HEDGING STRATEGIES. Hedging strategies can be categorized broadly as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's investment portfolio. Thus, in a short hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

            Conversely,  a long  hedge  is a  purchase  or sale of a  Derivative
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If a fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's investment portfolio is the same as if the transaction were entered into for speculative purposes.

            Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

            Use of these instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures are traded, and the CFTC. In addition, the funds' ability to use these instruments will be limited by tax considerations. See "Taxes."

            In addition to the instruments and strategies described above, the funds expect to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as the Manager or the Subadviser, as applicable, develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. The Manager or the Subadviser, as applicable, may utilize these opportunities to the extent that it is consistent with a fund's investment objective and permitted by the fund's investment limitations and applicable regulatory authorities.

            SPECIAL RISKS. The use of Derivative Instruments involves special considerations and risks, certain of which are described below.

            (1) Successful use of most Derivative Instruments depends upon the ability of the funds' Manager or, for High Yield, the Subadviser, as the case may be, to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed. For example, if the Manager or Subadviser, as applicable, anticipates that interest rates will rise, a fund also may sell a debt futures contract or a call option thereon or purchase a put option on a futures contract as a hedge against a decrease in the value of that fund's securities. If the Manager or Subadviser, as applicable, anticipates that interest rates will decline, a fund may purchase a debt futures contract or a call option thereon or sell a put option on a futures contract to protect against an increase in the price of securities a fund intends to purchase. If the Manager or the Subadviser, as applicable, incorrectly forecasts interest rates in utilizing a hedging strategy using futures or options on futures for a fund, the fund would be in a better position if it had not hedged at all.

            For a hedge to be  completely  effective,  the  price  change of the hedging instrument should equal the price change of the security being hedged. Such equal price changes are not always possible because the security underlying the hedging instrument may not be the same security that is being hedged. The Manager or the Subadviser, as applicable, will attempt to create a closely correlated hedge, but hedging activities may not be completely successful in eliminating market fluctuation. The ordinary spreads between prices in the futures and options on futures markets, due to the nature of these markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of market trends by the Manager or the Subadviser, as applicable, may still not result in a successful transaction. The Manager or the Subadviser, as applicable, may be incorrect in its expectation as to the extent of market movements, or the time span within which the movements take place.

            (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

            Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

            Options and futures prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are correlated poorly with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

            (3) Derivative Instruments, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because the Manager or the Subadviser, as the case may be, projected a decline in the price of a security in the fund's investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

            (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (Derivative Instruments other than purchased options). If a fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a fund.

            COVER FOR HEDGING STRATEGIES. The funds will not use leverage in their hedging strategies. A fund will not enter into a Derivative Instruments strategy that exposes it to an obligation to another party unless its owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and other liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The funds will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or other liquid assets in a segregated account with their custodian in the amount prescribed.

            Assets used as cover or held in a segregated account cannot be sold while the corresponding futures contract or options position is open, unless they are replaced with similar assets. As a result, the commitment of a large percentage of a fund's assets to cover or hold in segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

            CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

            The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

            Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Securities."

            Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Securities."

            The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

            A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell securities under a put or call option it has written, it may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, or futures contract and the market value of the option.

            In considering the use of options, particular note should be taken of the following:

            (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index, or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options depends upon a fund's subadviser's ability to forecast the direction of price fluctuations in the underlying instrument.

            (2) At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument. Purchased options that expire unexercised have no value. Unless an option purchased by a fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

            (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts and stocks currencies. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although a fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to affect closing transactions with respect to certain options, with the result that the fund would have to exercise those options that it has purchased in order to realize any profit.

            Unlike exchange-traded  options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Since closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists, there can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

            With respect to options written by a fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

            (4) Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, a fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

            (5) The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

            Even if a fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

            If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

            GUIDELINES, CHARACTERISTICS AND RISKS OF FUTURES AND OPTIONS ON FUTURES TRADING. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

            Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

            A fund is required to maintain margin deposits through which it buys and sells futures contracts or writes options on future contracts. Initial margin deposits vary from contract to contract and are subject to change. Margin balances are adjusted daily to reflect unrealized gains and losses on open contracts. If the price of an open futures or written option position declines so that a fund has market exposure on such contract, the broker will require the fund to deposit variation margin. If the value of an open futures or written option position increases so that a fund no longer has market exposure on such contract, the broker will pay any excess variation margin to the fund.

            Most of the exchanges on which futures contracts and options on futures are traded limit the amount of fluctuation permitted in futures and options prices during a single trading day. The daily price limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures or options positions and subjecting some traders to substantial losses.

            Another risk in employing futures contracts and options as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons. First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures and options markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery, liquidity in the futures and options markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures and options markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures and options markets may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, exchange rate or security price trends by the Manager or Subadviser, as applicable, may still not result in a successful transaction.

            In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options is subject to the existence of a liquid secondary market. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the underlying investment.


      REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). Intermediate Government may invest in U.S. Government and privately issued REMICs, a common form of CMO. REMICs are entities that issue multiple-class real estate mortgage-backed securities that qualify and elect treatment as such under the Internal Revenue Code of 1986, as amended (the "Code"). REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. A REMIC is not subject to Federal income taxation. Instead, income is passed through the entity and is taxed to the persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests" and "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be directly or indirectly secured principally by real property. The risks inherent in investing in REMICs are similar to those of CMOs in general, as well as those of other mortgage-backed securities as described above.

      REPURCHASE AGREEMENTS. Intermediate Government may invest up to 25% of its total assets in repurchase agreements. High Yield may invest up to 20% of its net assets in repurchase agreements. In accordance with the guidelines and procedures established by the Board, a fund may enter into a repurchase agreement with member banks of the Federal Reserve System, securities dealers who are members of a national securities exchange or market makers in U.S. Government securities. A repurchase agreement is a transaction in which a fund purchases securities and simultaneously commits to resell the securities to the original seller at an agreed upon date. The resale price reflects a market rate of interest unrelated to the coupon rate or the maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to a fund if the other party to the repurchase agreement becomes bankrupt, each fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager or Subadviser, as applicable, to present minimal credit risks.


      The period of these repurchase agreements usually will be short, from overnight to one week, and at no time will a fund invest in repurchase agreements of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. A fund always will receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the fund in each agreement, and the fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of its custodian bank.

      REVERSE REPURCHASE AGREEMENTS. High Yield may borrow by entering into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time the fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). One reason to enter into a reverse repurchase agreement is to raise cash without liquidating any investment portfolio positions. In this case, reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by High Yield may decline below the price of the securities the fund has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities and the fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative practice, and will be considered borrowings for the purpose of the fund's limitation on borrowing.


      STRIPPED SECURITIES. Intermediate Government may invest in separately traded interest and principal components of securities ("Stripped Securities"), including U.S. Government securities. Stripped Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional debt securities.

      Intermediate Government also may invest in stripped mortgage-backed securities, which are derivative multi-class mortgage securities. Stripped mortgage-backed securities in which it may invest will be issued by agencies or instrumentalities of the U.S. Government. Stripped mortgage-backed securities are structured with two classes that receive different proportions of the interest and principal distributions on a pool of assets represented by mortgages ("Mortgage Assets"). A common type of stripped mortgage-backed security will have one class receiving a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and principal payments may have a material effect on yield to maturity. In addition, the market value of stripped mortgage-backed securities is subject to greater risk of fluctuation in response to changes in market interest rates than other mortgage-backed securities. In the case of mortgage-backed IOs, if the underlying assets experience greater than anticipated prepayments of principal, there is a greater possibility that Intermediate Government may not fully recoup its initial investment. Conversely, if the underlying assets experience slower than anticipated principal payments, the yield on the PO class will be affected more severely than would be the case with traditional mortgage-backed securities.

      The SEC staff takes the position that IOs and POs generally are illiquid securities. The staff also takes the position, however, that the Board (or the Manager pursuant to delegation by the Board) may determine that U.S. Government-issued IOs or POs backed by fixed-rate mortgages are liquid, where the Board determines that such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. Accordingly, certain of the IO and PO securities in which Intermediate Government invests may be deemed liquid.


      U.S. GOVERNMENT SECURITIES. U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

      WHEN-ISSUED SECURITIES. Each fund may purchase securities on a "when-issued" basis and Intermediate Government may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. In addition, High Yield may purchase securities on a firm commitment basis. When such transactions are negotiated, the price, which generally is expressed in terms of yield, is fixed at the time of entering into the transaction. Payment and delivery for securities purchased or sold using these investment techniques, however, takes place at a later date than is customary for that type of security. At the time a fund enters into the transaction, the securities purchased thereby are recorded as an asset of the fund and thereafter are subject to changes in value based upon changes in the general level of interest rates. Accordingly, purchasing a security using one of these techniques can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.


      At the time that a fund purchases a security using one of these techniques, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward or firm commitment securities will be established and maintained with the Trust's custodian or on the fund's books and records and will be marked to market daily. On the delivery date, the fund will meet its obligations from securities that are then maturing or sales of securities held in the segregated asset account and/or from available cash flow. When-issued and forward commitment securities may be sold prior to the settlement date. The funds will engage in when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. However, if the fund chooses to dispose of the right to acquire a security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. In addition, there is always the risk that the securities may not be delivered and that the fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated account.

      If the fund disposes of the right to acquire a when-issued or forward commitment security prior to its acquisition or disposes of its right to deliver against a forward commitment, it can incur a gain or loss due to market fluctuation. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, the fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the fund to "roll over" its purchase commitment, the fund may receive a negotiated fee.


      ZERO COUPON SECURITIES AND PAY-IN-KIND BONDS. High Yield may invest in zero coupon securities and pay-in-kind bonds, which involve special risk considerations. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. High Yield also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.


      Zero coupon securities and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds generally are not traded on a national securities exchange, such securities are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of High Yield's 10% limitation on investments in illiquid securities.


      The Code requires the holder of a zero coupon security, certain pay-in-kind bonds and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. See "Taxes." Accordingly, to avoid liability for Federal income and excise taxes, High Yield may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to make the necessary distributions.


      B.    INDUSTRY CLASSIFICATIONS
            ------------------------

        For purposes of determining industry classifications, each fund will rely primarily upon classifications published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are determined by Heritage to be so broad that the primary economic characteristics of issuers within a single class are materially different, the funds will classify issuers within that class according to the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission. If Bloomberg L.P. does not have an industry classification for a particular security or the industry designated no longer appears reasonable, Heritage may designate an appropriate Bloomberg L.P. industry classification.

III.  INVESTMENT LIMITATIONS
      ----------------------

      A.    FUNDAMENTAL POLICIES
            --------------------

      The funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable fund. In addition to the limitations below, the investment objective of each fund is a fundamental policy and may not be changed without the vote of a majority of the outstanding voting securities of each fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

            BORROWING MONEY. Neither fund may borrow money, except from banks as a temporary measure for extraordinary or emergency purposes including the meeting of redemption requests that might require the untimely disposition of securities. The payment of interest on such borrowings will reduce the funds' net investment income during the period of such borrowing. Borrowing in the aggregate may not exceed 15% and borrowing for purposes other than meeting redemptions may not exceed 5% of a fund's total assets at the time the borrowing is made. A fund will not make additional investments when borrowings exceed 5% of its total assets.

            DIVERSIFICATION. Neither fund will invest more than 5% of its total assets in securities of any one issuer other than the U.S. Government or its agencies or instrumentalities or buy more than 10% of the voting securities or any other class of securities of any issuer.

            INDUSTRY CONCENTRATION. Neither fund will purchase securities if, as a result, more than 25% of its total assets would be invested in any one industry with the exception of U.S. Government securities.

            INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. Neither fund may invest in commodities, commodity contracts, oil, gas or other mineral programs, real estate limited partnerships, or real estate, except that it may (1) purchase securities secured by real estate, or issued by companies that invest in or sponsor such interests, (2) purchase and sell futures contracts and options and (3) engage in transactions in forward commitments.

            UNDERWRITING. Neither fund may underwrite the securities of other issuers, except that a fund may invest in securities that are not readily marketable without registration under the 1933 Act (restricted securities), as provided in the funds' Prospectus and this SAI.

            LOANS. Neither fund may make loans, except to the extent that the purchase of a portion of an issue of publicly distributed or privately placed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans, and further provided that a fund may enter into repurchase agreements and securities loans as permitted under the fund's investment policies. Privately placed securities typically are either restricted as to resale or may not have readily available market quotations, and therefore may not be as liquid as other securities.

            ISSUING SENIOR SECURITIES. Neither fund may issue senior securities, except as permitted by the investment objectives and policies and investment limitations of that fund.

            SELLING SHORT AND BUYING ON MARGIN. Neither fund may sell any securities short, purchase any securities on margin or maintain a short position in any security, but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities; provided, however, the funds may make margin deposits and may maintain short positions in connection with the use of options, futures contracts and options on futures contracts as described previously.

            INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST. Neither fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Manager or its Subadviser, as applicable, own individually more than 1/2 of 1% of the issuer's securities or together own more than 5% of the issuer's securities.

            REPURCHASE AGREEMENTS AND LOANS OF PORTFOLIO SECURITIES. Neither fund may enter into repurchase agreements with respect to more than 25% of its total assets or lend portfolio securities amounting to more than 25% of its total assets.

      B.    NONFUNDAMENTAL POLICIES
            -----------------------

      Each fund has adopted the following additional restrictions that are nonfundamental policies and may not be changed by the Board without shareholder approval in compliance with applicable law, regulation or regulatory policy.

            INVESTING IN INVESTMENT COMPANIES. Neither fund may invest in securities issued by other investment companies, except as permitted by the 1940 Act.


            ILLIQUID SECURITIES. Intermediate Government may not invest more than 10% of its net assets in the aggregate in repurchase agreements of more than seven days' duration, in securities without readily available market quotations, and in restricted securities including privately placed securities. High Yield also has a 10% limitation on the purchase of illiquid securities, but it may invest up to a total of 25% (which includes the 10% limitation on illiquid securities) of its net assets in Rule 144A Securities.% limitation on illiquid securities) of its net assets in Rule 144A Securities.


            Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restriction. If at any time, a fund's borrowing exceeds its limitations due to a decline in net assets, such borrowing will be promptly reduced to the extent necessary to comply with the limitation.

IV.   NET ASSET VALUE
      ---------------

      The net asset value per share of Class A shares, Class B shares and Class C shares is determined separately daily as of the close of regular trading (typically 4 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") each day the NYSE is open for business (each a "Business Day"). The NYSE normally is open for business Monday through Friday except the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The funds value securities or assets held in their portfolios as follows:


      LISTED SECURITIES. A security listed or traded on the NYSE is valued at its last sales price on the NYSE or principal market on which it is traded prior to the time when assets are valued. A security listed on the Nasdaq Stock Market is valued at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:12 Eastern time, unless that price is outside the range of the "inside" bid and asked prices. If no sale is reported at that time, market value is based on the most recent quoted bid price.


      FIXED INCOME SECURITIES. Short-term debt securities with a remaining maturity of sixty (60) days or less as of the valuation date shall be valued at cost with accrued interest or discount earned included in interest receivable. Generally, debt securities with a remaining maturity of more than sixty (60) days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities.


      OPTIONS AND FUTURES. Options and futures positions are valued based on market quotations when readily available. Market quotations generally will not be available for options traded in the OTC market.

      FOREIGN ASSETS. Securities and other assets in foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time a fund calculates the daily net asset value of each class. Foreign currency exchange rates generally are determined prior to the close of regular trading on the NYSE. Occasionally, a "significant event" affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of regular trading on the NYSE, which events will not be reflected in a computation of the fund's net asset value. If a "significant event" materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board. The foreign currency exchange transactions of a fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.


      FAIR VALUE ESTIMATES. Securities and other assets for which market quotations are not readily available, readily available price quotations or valuations deemed unreliable by the Manager or the Subadviser, or a significant event has been recognized in relation to a security or class of securities, are valued at "fair value" as determined in good faith in accordance with procedures and controls established by and under the general supervision and responsibility of the Board.


      Each fund is open on a Business Day. Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the funds' close of business on each Business Day. In addition, trading in various foreign markets may not take place on all Business Days or may take place on days that are not Business Days and on which a fund's net asset value per share is not calculated. Calculation of net asset value of Class A shares, Class B shares and Class C shares net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. A fund calculates net asset value per share, and therefore, effects sales and redemptions as of the close of regular trading each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the funds' net asset value is calculated, such securities and other assets may be valued at fair value by methods as determined in good faith by or under procedures established by the Board.

      The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the NYSE is closed other than for customary weekend and holiday closings, (2) during which trading on the NYSE is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by a fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of Class A shares, Class B shares and Class C shares.




V.    INVESTING IN THE FUNDS
      ----------------------

      Class A shares and Class C shares of each fund are sold at their next determined net asset value on Business Days. Class B shares may only be acquired through exchange from another Heritage mutual fund and dividend reinvestments. The procedures for purchasing shares of a fund are explained in the Prospectus under "How to Invest."





VI.   INVESTMENT PROGRAMS
      -------------------

      A.    RETIREMENT PLANS
            ----------------

      HERITAGE IRA. An individual who earns compensation and who has not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited deductible contributions to an IRA through the purchase of shares of a fund and/or other Heritage Mutual Funds ("Heritage IRA"). The Code, limits the deductibility of IRA contributions to a maximum of $4,000, and $8,000 if such contributions also are made for a nonworking spouse and a joint return is filed. Individuals who are age 50 or over by the end of any year may make additional special "catch up" contributions each year up to a maximum of $500 for 2005 ($1,000 for 2006). These limits apply only to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels; however, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the amounts specified above. In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish a "Roth IRA; although contributions to this type of account is nondeductible, withdrawals from such an account will not be taxable under certain circumstances. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from section 403(b) annuity plans. For more detailed information on a Heritage IRA, please contact Heritage.

      OTHER RETIREMENT PLANS. Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

      B.    RIGHT OF ACCUMULATION
            ---------------------

            Certain investors may qualify for the Class A share sales charge reductions indicated in the sales charge schedule in the Prospectus by combining purchases of Class A and Class B shares of a fund into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children purchasing Class A or Class B shares of a fund for his or their own account; a single purchase by a trustee or other fiduciary purchasing Class A or Class B shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of mutual fund shares at a discount. A "purchase" also may include Class A or Class B shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales charge.

      The applicable Class A shares initial sales charge will be based on the total of:

            (i)   the investor's current purchase;

            (ii) the net asset value (at the close of business on the previous day) of (a) all Class A shares of a fund held by the investor and (b) all Class A shares of any other Heritage Mutual Fund held by the investor and purchased at a time when Class A shares of such other fund were distributed subject to a sales charge (including Heritage Cash Trust shares acquired by exchange); and

            (iii) the net asset value of all Class A shares described in paragraph (ii) owned by another shareholder eligible to combine his purchases with that of the investor into a single "purchase."

      Class A shares of Intermediate Government purchased from February 1, 1992 through July 31, 1992, without payment of a sales charge will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales charge, unless those shares were acquired through an exchange of other shares that were subject to a sales charge.

      To qualify for the Right of Accumulation on a purchase through a selected dealer, the investor or selected dealer must provide Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

      C.    CLASS A LETTER OF INTENT
            ------------------------

      Investors also may obtain the reduced sales charges shown in the prospectus by means of a written Letter of Intent, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in Class A shares of a fund or any other Heritage Mutual Fund subject to a sales charge. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales charge, you may include those shares in computing the amount necessary to qualify for a sales charge reduction.


      The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released. The difference in sales charge will be used to purchase additional Class A shares of a fund, subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. An investor may amend his/her Letter of Intent to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales charge in effect for the higher amount. The escrow procedures discussed above will apply.

VII.  CONVERSION OF CLASS B SHARES
      ----------------------------

      Class B shares of each fund automatically will convert to Class A shares of that fund, based on the relative net asset values per share of the two classes, eight years after the end of the month in which the shareholder's order to purchase the Class B shares was accepted. For these purposes, the date of purchase order acceptance means (1) the date on which such Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A shares and Class B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to apply, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond eight years from the date of purchase. Heritage has no reason to believe that this condition for the conversion feature will not be met.

VIII. REDEEMING SHARES
      ----------------

      The methods of redemption are described in the section of the Prospectus entitled "How to Sell Your Investment."

      A.    RECEIVING PAYMENT
            -----------------


      If a request for redemption is received by a fund before the closing of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on a Business Day, or such other day designated by a fund if, in its discretion, the fund accepts redemptions on days when the NYSE is closed, the shares will be redeemed at the net asset value per share determined as of 4:00 p.m. Eastern time, minus any applicable CDSC or redemption fees. Requests for redemption received by the fund after 4:00 p.m. Eastern time will be executed at the net asset value determined as of 4:00 p.m. Eastern time on the next Business Day, minus any applicable CDSC or redemption fees. Each fund reserves the right to accept and execute orders to redeem at such other time as designated by the fund if it accepts orders on days when the NYSE is closed.

      If shares of a fund are redeemed by a shareholder through the Distributor, a participating dealer, or a participating bank ("Financial Advisor"), the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received in good order (as described below) before the close of regular trading on the NYSE, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSC or redemption fees. Requests for redemption received after the close of regular trading on the NYSE will be executed on the next trading day. Payment for shares redeemed normally will be made by a fund to the Distributor or a Financial Advisor by the next business day.


      Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of fund shares can be directed to the Distributor, Financial Advisor, or to Heritage.

      A redemption request will be considered to be received in "good order" if:


o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $50,000 have been guaranteed by a participant in our medallion signature guarantee programs (STAMP, SEMP).

      Each fund has the right to suspend redemption or postpone payment at times when the NYSE is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSC or redemption fees, after the suspension is lifted. If a redemption check remains outstanding after six months, Heritage reserves the right to redeposit those funds into your account.


      B.    TELEPHONE TRANSACTIONS
            ----------------------

      Shareholders may redeem shares by placing a telephone request to a fund. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

      C.    SYSTEMATIC WITHDRAWAL PLAN
            --------------------------


      Shareholders may elect to make systematic withdrawals from their fund account on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an IRA, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan or other retirement plan, unless the shareholder establishes to the Manager's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount paid without charge not more than once a year by written notice to the Distributor or the Manager.

      Redemptions will be made at net asset value determined as of the close of regular trading on the NYSE on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of Class C shares, if made in less than one year of the date of purchase, will be charged a CDSC of 1%. Systematic withdrawals of Class B shares, if made less than six years of the date of purchase will be charged the applicable CDSC. If the NYSE is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the NYSE on the preceding Business Day, minus any applicable CDSC for Class B shares and Class C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. The Trust, Heritage, and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      A withdrawal payment is treated as proceeds from a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

      Ordinarily, a shareholder should not purchase additional Class A shares of a fund if maintaining a Systematic Withdrawal Plan of Class A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. A fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under each fund's Automatic Investment Plan.

      D.    DISTRIBUTION FROM RETIREMENT PLANS
            ----------------------------------

      The CDSC and redemption fee is currently waived for: (1) any partial or complete redemption in connection with a distribution without penalty under section 72(t) of the Code from a qualified retirement plan, including a self-employed individuals retirement plan (a so-called "Keogh Plan") or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; or (3) any partial or complete redemption following death or disability (as defined in section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability.


      E.    REDEMPTIONS IN KIND
            -------------------

      The Trust is obligated to redeem shares of each fund for any shareholder for cash during any 90-day period up to $250,000 or 1% of the fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.


      F.    FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
            -------------------------------------------------

      "Market timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Heritage has no formal or informal arrangements to allow customers to trade in the funds frequently. In order to deter market timing activity in the funds, Heritage and the funds have implemented a redemption fee on redemptions and exchanges of fund shares. In addition, Heritage monitors trading activity in the funds in order to detect and deter market timing activities. In some cases, such monitoring results in rejection of purchase or exchange orders. While there is no guarantee that all market timing will be detected, Heritage has adopted a Market Timing Policy, described in the funds' prospectus, to deter such activity.

IX.   DISCLOSURE OF PORTFOLIO HOLDINGS
      --------------------------------

      The funds' policy is to protect the confidentiality of information relating to portfolio holdings and to prevent the selective disclosure of nonpublic information. To this extent, neither the funds or Heritage will provide portfolio holdings information to any individual, investor or other person unless specifically authorized by the funds' Chief Compliance Officer ("CCO") or as described below.

      Each fund's top 20 portfolio holdings will be posted on the funds' website no earlier than 5 business days after a calendar month's end and the full portfolio holdings (security name and percentage of total net assets) will be posted no earlier than 5 business days after a calendar quarter's end and will be available upon request to the funds' shareholders. In addition, each fund's portfolio holdings are reported on Form N-Q for its first and third fiscal quarter and are reported on Form N-CSR for its semi-annual and annual periods. See the Prospectus under "Account and Transaction Policies" for more information regarding public disclosure of the funds' portfolio holdings.

      The Trust's Board of Trustees, officers and certain Manager employees, including fund accounting, compliance, administration personnel and members of certain Manager committees or groups, have regular access to the funds' portfolio holdings. In addition to being subject to the prohibitions regarding disclosure of, and trading on non-public information described in the Manager's code of ethics, all Manager personnel must annually certify to compliance with the funds' policy. The CCO may approve access to the funds' portfolio holdings by other persons in the Manager for a limited period of time upon determining that the access is in the best interest of the funds' shareholders.

      The funds' Subadvisers also have regular access to the funds' portfolio holdings and must protect the confidentiality of the funds' portfolio holdings. The Trust, Manager and the Subadvisers are prohibited from entering into any arrangement to disclose the funds' portfolio holdings for compensation or any other type of consideration.

      The CCO may approve limited access to the funds' portfolio holdings by fund service providers for business purposes. The CCO will determine if a service provider has, in fact, requested access for legitimate business purposes and whether such access is in the best interests of fund shareholders. The authorized service provider will be required to sign a confidentiality agreement prior to receiving access. The authorized service provider will have access to the funds' portfolio holdings no earlier than one business day after such information is made publicly available.

      Pursuant to arrangements with third-party vendors, the Manager's fund accounting personnel provide the funds' portfolio holdings information to Lipper Analytical Services Corporation, Morningstar, Bloomberg, Standard & Poors, Thompson Financial Services, Inc., and Vickers on a daily, monthly or quarterly basis subject to confidentiality agreements unless the information is publicly available. Public information received by third-party vendors is available no earlier than 5 days after calendar month or quarter end.

      The CCO will assess each ad hoc request for access on a case-by-case basis. Each request and the CCO's response will be documented in writing, provided to Manager's compliance department for approval and posted on the funds' website. The CCO will send a response to the person making an ad hoc request at least one day after it is posted on the funds' website. All ad hoc disclosure requests will be reported to the funds' Board at its next meeting.

      In the event portfolio holdings disclosure made pursuant to the Policy present a conflict of interest between the funds' shareholders and Manager, a Subadviser, the Distributor or any affiliated person of the funds, the disclosure will not be made unless a majority of the Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure.

      The CCO will make an annual report to the Trust's Board on the operation and effectiveness of the Policy and any changes thereto.

X.    EXCHANGE PRIVILEGE
      ------------------

      An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the prospectus and below. Telephone or fax requests for an exchange received by a fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day.

      If you or your Financial Advisor are unable to reach Heritage by telephone, an exchange can be effected by sending a fax to Heritage. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

      Class A shares of Intermediate Government purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales charge may be exchanged into Class A shares of another Heritage Mutual Fund without payment of any sales charge. Class A shares of Intermediate Government purchased after July 31, 1992 without an initial sales charge will be subject to a charge when exchanged into Class A shares of another Heritage Mutual Fund, unless those shares were acquired through an exchange of other shares that were subject to an initial sales charge.

      Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice.

XI.   TAXES
      -----

      GENERAL. Each fund is treated as a separate corporation for Federal tax purposes and intends to continue to qualify for favorable tax treatment as a regulated investment company under the Code ("RIC"). To do so, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long term capital loss and, in the case of High Yield, net gains from certain foreign currency transactions all determined without regard to the dividends paid deduction) ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the fund's earnings and profits, taxable as ordinary income (except that, for individuals shareholders, all or part of those dividends may be subject to a maximum federal tax rate of 15%). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      DISPOSITION OF FUND SHARES; DISTRIBUTIONS. A redemption of fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales charge paid on

Class A shares). An exchange of shares of either fund for shares of another Heritage Mutual Fund (including the other fund) generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a fund through a redemption or exchange within 90 days after purchase thereof and subsequently acquires Class A shares of that fund or of another Heritage Mutual Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis in the shares subsequently acquired. In addition, if shares of a fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

      If shares of a fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      Dividends from a fund's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of its earnings and profits, whether received in cash or in additional fund shares, except for the part of those dividends that is "qualified dividend income" ("QDI"), which is subject to a maximum federal income tax rate of 15%. Distributions of a fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional fund shares and regardless of the length of time the shares have been held. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year.

      Dividends and other distributions a fund declares in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by that fund and received by its shareholders on December 31 if they are paid by the fund during the following January.

      Each fund is required to withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not provide that fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

      Pursuant to recently enacted American Jobs Creation Act of 2004, "interest-related dividends" and "short-term capital gain dividends" a fund pays to foreign investors with respect to its taxable years beginning after December 31, 2004, and before January 1, 2008, will not be subject to a 30% withholding tax that otherwise would apply to the dividends (other than capital gain distributions) it pays thereto.

      The portion of the dividends paid by Intermediate Government attributable to the interest earned on its U.S. Government securities generally is not subject to state and local income taxes, although distributions by that fund to its shareholders of net realized gains on the disposition of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by that fund in your state and locality.

      As of September 30, 2004, Intermediate Government debited paid in capital $_________ and increased (credited) accumulated net realized loss $_________ and undistributed net investment income $______. The fund has net tax basis capital loss carryforwards of $_________ ,which may be applied against any realized net taxable gains until their expiration dates of September 30, 2005 ($446,153), September 30, 2006 ($374,992), September 30, 2007 ($1,413,752), September 30,
2008  ($441,619)  and September 30, 2009  ($252,476).  During the year, the fund utilized capital loss carryforwards of $_________. In addition, capital loss carryforwards of $_________ expired during the year.

      As of September 30, 2004, High Yield increased (credited) undistributed net investment income $_______ and decreased (debited) accumulated net realized loss $_______ in the current year. The Fund has net tax basis capital loss carryforwards of $__________ ,which may be applied against any realized net taxable gains until their expiration dates of September 30, 2007 ($409,285), September 30, 2008 ($2,803,933), September 30, 2009 ($5,134,929), September 30,
2010 ($178,539) and ($2,929,867). The fund did not utilize any net tax basis capital losses during the taxable year to offset any net realized gains from investment transactions. In addition, from November 1, 2003 to September 30, 2004, the fund incurred $_______ of net realized capital losses (post October losses), which will be deferred and treated as arising on October 1, 2004 in accordance with regulations under the Code.


      HEDGING STRATEGIES. The use of hedging strategies, such as purchasing and selling (writing) options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses each fund realizes in connection therewith. Gains realized by High Yield from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options and futures contracts a fund derives with respect to its business of investing in securities or, for High Yield, foreign currencies, will be treated as qualifying income under the Income Requirement.

      Some  futures  contracts  in which a fund may  invest  will be  subject to section 1256 of the Code ("Section 1256 Contracts"). Section 1256 Contracts a fund holds at the end of each taxable year, other than Section 1256 Contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.
Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.


      Code section 1092 (dealing with straddles) also may affect the taxation of certain Derivative Instruments in which a fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

      If a fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      INCOME FROM FOREIGN SECURITIES. Interest and dividends High Yield receives and gains it realizes on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      Gains or losses (1) from the disposition of foreign currencies, (2) on the disposition of a foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

      ORIGINAL ISSUE DISCOUNT SECURITIES AND PAY-IN-KIND BONDS. High Yield may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, High Yield must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, High Yield must include in its gross income securities it receives as "interest" on pay-in-kind bonds. Because High Yield annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from High Yield's cash assets or from the proceeds of sales of portfolio securities, if necessary. High Yield may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

      MARKET DISCOUNT SECURITIES. High Yield may invest in debt securities that are purchased with "market discount," including Brady Bonds and other sovereign debt securities. For these purposes, market discount is the amount by which a security's purchase price is exceeded by its stated redemption price at maturity or, in the case of a security that was issued with OID, the sum of its issue price plus accrued OID, except that market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the security is disregarded. Gain on the disposition of such a security purchased by High Yield (other than a security with a fixed maturity date within one year from its issuance), generally is treated as ordinary income, rather than capital gain, to the extent of the security's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, High Yield may elect to include all market discount (for the taxable year in which it makes the election and all subsequent taxable years) in its gross income currently, for each taxable year to which the discount is attributable.

      Investors are advised to consult their own tax advisers regarding the status of an investment in the funds under state and local tax laws.


XII.  SHAREHOLDER INFORMATION
      -----------------------

      Each share of a fund gives the shareholder one vote in matters submitted to shareholders for a vote. Class A shares, Class B shares and Class C shares of each fund have equal voting rights except that in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the other Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

XIII. TRUST INFORMATION
      -----------------

      A.    MANAGEMENT OF THE TRUST
            -----------------------

      BOARD OF TRUSTEES. The business affairs of each fund are managed by or under the direction of the Board. The Trustees are responsible for managing the funds' business affairs and for exercising all the funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

      BACKGROUND OF THE TRUSTEES AND OFFICERS. The following is a list of the Trust's Trustees and officers with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), Raymond James & Associates, Inc. ("RJA") and the Manager, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust.

      Each Trustee serves as Trustee on the Boards of five investment companies in the Heritage Mutual Fund Complex: Heritage Capital Appreciation Trust, Heritage Cash Trust, Heritage Growth and Income Trust, Heritage Income Trust, and Heritage Series Trust, consisting of a total of twelve portfolios.

                               Position, Term of
                               Office and Length                  Principal Occupation            Number of                Other
Name, Address and Age            of Time Served                  During Past Five Years         Portfolios in          Directorships
---------------------            --------------                  ----------------------        Heritage Mutual         -------------
                                                                                                    Fund
                                                                                                   Complex
                                                                                                 Overseen by
                                                                                                   Trustee
                                                                                                   -------
AFFILIATED TRUSTEES:           TERM:  Lifetime of
--------------------           Trust until removal,
                               resignation or
                               retirement**

Thomas A. James* (62)          Trustee since                    Chairman of the Board                12                   Outback
880 Carillon Parkway           1985                               since 1986; Chief                                     Steakhouse,
St. Petersburg, FL  33716                                      Executive Officer of RJF                                    Inc.
                                                               since 1969; Chairman of
                                                                the Board of RJA since
                                                                1986; Chairman of the
                                                                 Board of Eagle Asset
                                                                   Management, Inc.
                                                                ("Eagle") since 1984.

Richard K. Riess* (55)         President since                 Executive Vice President              12                     N/A
880 Carillon Parkway           2000 and Trustee since           and Managing Director
St. Petersburg, FL  33716      1985                            for Asset Management of
                                                                RJF since 1998; Chief
                                                                Executive Officer of
                                                               Eagle since 1996; Chief
                                                                 Executive Officer of
                                                                Heritage since 2000;
                                                               President of Eagle, 1995
                                                                       to 2000.
INDEPENDENT TRUSTEES:          TERM:  Lifetime of
---------------------          Trust until removal,
                               resignation or
                               retirement**

C. Andrew Graham (64)          Trustee since                   First Financial Advisors,              12                     N/A
880 Carillon Parkway           1985                             LLC & Graham Financial
St. Petersburg, FL  33716                                      Partners, LLC (financial
                                                               planning, insurance and
                                                                 investment services)
                                                                     since 1999;
                                                                Representative of NFP
                                                                Securities, Inc. since
                                                               2002; Representative of
                                                                   Multi-Financial
                                                              Securities Corp. (broker-
                                                                dealer) 1996 to 2001;
                                                                  Vice President of
                                                                Financial Designs Ltd.
                                                                    1996 to 1999.

William J. Meurer (61)         Trustee since 2003                 Private financial                  12                   Sykes
880 Carillon Parkway                                               consultant since                                    Enterprises,
St. Petersburg, FL  33716                                      September 2000; Board of                                Incorporated
                                                                Directors of Tribridge                                 (inbound call
                                                              Consulting, Inc. (business                                 systems)
                                                              consulting services) since
                                                               2000; Board of Trustees,
                                                               Baycare Health Care and
                                                                 St. Joseph's-Baptist
                                                               Health Care since 2000;
                                                                 Advisory Board, Bisk
                                                              Publishing, Inc. (distance
                                                               learning provider) since
                                                               2000; Managing Partner,
                                                              Central Florida of Arthur
                                                                Andersen LLP, 1987 to
                                                               2000; Managing Partner,
                                                                  Florida Audit and
                                                                  Business Advisory
                                                                  Services of Arthur
                                                               Andersen, 1997 to 2000.

James L. Pappas (61)           Trustee since                      Lykes Professor of                 12                     N/A
880 Carillon Parkway           1989; Lead                        Banking and Finance
St. Petersburg, FL  33716      Trustee since                   since 1986 at University
                               2003                               of South Florida;
                                                                 President, Graduate
                                                               School of Banking since
                                                                 1995; Immediate Past
                                                                Chairman of the Board,
                                                                 Tampa Museum of Art.

David M. Phillips (65)         Trustee since                   Chief Executive Officer               12                     N/A
880 Carillon Parkway           1985                                  of Evare LLC
St. Petersburg, FL  33716                                      (information services);
                                                                 Chairman Emeritus of
                                                                   CCC Information
                                                              Services, Inc.; Executive
                                                               in Residence, University
                                                                  of North Carolina-
                                                                 Wilmington, 2000 to
                                                                        2003.

Eric Stattin (71)              Trustee since                    Private investor since               12                     N/A
880 Carillon Parkway           1987                                1988; Litigation
St. Petersburg, FL  33716                                         Consultant/Expert
                                                                 Witness from 1988 to
                                                                        2001.

Deborah L. Talbot (54)         Trustee since 2002                Consultant/Advisor;                 12                     N/A
880 Carillon Parkway                                              Member, Academy of
St. Petersburg, FL  33716                                       Senior Professionals,
                                                                 Eckerd College since
                                                                 1998; Member, Dean's
                                                                Advisory Board College
                                                                of Arts and Sciences,
                                                                University of Memphis,
                                                                 since 2002; Founder,
                                                                Chairman of the Board,
                                                                 Creative Tampa Bay.


OFFICERS:                      TERM:  One year
---------                      -----

K.C. Clark (45)                Executive Vice                  Executive Vice President             N/A
880 Carillon Parkway           President and                     and Chief Operating
St. Petersburg, FL  33716      Principal Executive            Officer of Heritage since
                               Officer since 2000;                2000; Senior Vice
                               Chief Compliance                 President - Operations
                               Officer since 2004               and Administration of
                                                               Heritage, 1998 to 2000;
                                                                Trustee, University of
                                                               West Florida since July
                                                                        2001.

Andrea N. Mullins (37)         Treasurer since                    Treasurer and Vice                N/A                     N/A
880 Carillon Parkway           2003; Secretary                  President - Finance of
St. Petersburg, FL  33716      since 2004                     Heritage since 2003; Vice
                                                                   President - Fund
                                                                Accounting of Heritage
                                                                     since 1997.

Deborah A. Malina (38)         Assistant                              Compliance                    N/A                     N/A
880 Carillon Parkway           Secretary since                Administrator of Heritage
St. Petersburg, FL  33716      2000                             since 2000; Assistant
                                                              Supervisor of Operations
                                                                of Heritage, 1997 to
                                                                        2000.


-------------------------------
* Messrs.  James and Riess are  "interested"  persons of the Trust as that term is defined by the 1940 Act. Mr. James is  affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

** The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to
August 2000, and at the age 70 for those Trustees who are elected to office after August 2000.


      The Trust has an Audit Committee, consisting of Messrs. Meurer, Pappas and Stattin. The members of the Audit Committee are not "interested" persons of the Trust ("Independent Trustees") (as defined in the 1940 Act). Mr. Meurer serves as Chair of the Audit Committee. The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, are to oversee and monitor: the accounting and financial reporting and practices of each Trust; internal audit controls and procedures; the Trust's independent auditors including their qualifications, independence and performance (including the fees charged by auditors); the integrity, quality and objectivity of the financial statements of each Trust; and the process for reviewing the integrity and soundness of each Trust's internal controls relating to financial reporting. The Trust's Audit Committee met four times during the most recent fiscal year.

      The Trust also has a Nominating Committee, consisting of Messrs. Meurer, Graham, Pappas, Phillips and Stattin, and Ms. Talbot, each of whom is an Independent Trustee. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee did not meet during the last fiscal year. The Trust's
Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders.

      The Trust also has a Compliance Committee, consisting of Ms. Talbot and Messrs. Graham and Phillips, each of whom is an Independent Trustee. Ms. Talbot serves as Chair of the Compliance Committee. The primary responsibilities of the Compliance Committee are to oversee the Trust's compliance with all regulatory obligations arising under the applicable Federal securities law, rules and regulations and oversee management's implementation and enforcement of the Trust's compliance policies and procedures. The Trust's Compliance Committee met once during the most recent fiscal year.

      The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Meurer, Pappas and Stattin and Ms. Talbot, each of whom is an Independent Trustee. The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Trust's Qualified Legal Compliance Committee did not meet during the last most recent fiscal year.

      The following table shows the amount of equity securities in the funds and in the other Heritage Mutual Funds owned by the Trustees as of the calendar year ended December 31, 2004:


------------------------------------------------------------------------------------------------------------------------------------
DOLLAR             AFFILIATED                  INDEPENDENT
RANGE OF           TRUSTEES:                    TRUSTEES:
EQUITY             ---------                    ---------
SECURITIES
OWNED:
------
------------------------------------------------------------------------------------------------------------------------------------
                   Thomas         Richard        C. Andrew       William        David M.      James L.      Deborah        Eric
                   A. James       K. Riess       Graham          J. Meurer      Phillips      Pappas        L. Talbot      Stattin
------------------------------------------------------------------------------------------------------------------------------------
High Yield         $0             $0             $0              $0             $0            $0            $0             $0
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Intermediate       Over           $0             $0              $0             $0            $0            $0             $0
Government         $100,000
Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Aggregate          Over           $1-            $10,001-        $10,001-       Over          $50,001-      $10,001-       $50,001-
Dollar             $100,000       $10,000        $50,000         $50,000        $100,000      $100,000      $50,000        $100,000
Range of
Equity
Securities in
Heritage
Mutual
Funds
------------------------------------------------------------------------------------------------------------------------------------

      The Trustees and officers of the Trust as a group, own less than 1% of each class of each fund's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


      The Trust currently pays Trustees who are not employees of the Manager or its affiliates $[___] annually and $[___] per meeting of the Board. Each Trustee also is reimbursed for any expenses incurred in attending meetings. Each Audit Committee and Compliance Committee member receives $500 per meeting, which is allocated among each Heritage Mutual Fund on a pro rata basis. In addition, the Lead Trustee, Audit Committee Chair and Compliance Committee Chair each receives an annual retainer of $2,500, which is allocated among each Heritage Mutual Fund on a pro rata basis. No officer, director or employee of Heritage receives any compensation from a fund for acting as a director or officer. Trustees also are reimbursed for any expenses incurred in attending meetings. No officer, director or employee of the Manager receives any compensation from either fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the calendar year ended December 31, 2004.


                               COMPENSATION TABLE

                                                        Pension or Retirement            Estimated              Total Compensation
                                    Aggregate            Benefits Accrued as          Annual Benefits         From the Trust and the
                                   Compensation          Part of the Trust's                Upon                Heritage Family of
 Name of Person, Position         From the Trust               Expenses                  Retirement          Funds* Paid to Trustees
 ------------------------         --------------               --------                  ----------          -----------------------
AFFILIATED TRUSTEES:
--------------------
Thomas A. James                        $0                         $0                        $0                            $0
Richard K. Riess                       $0                         $0                        $0                            $0

INDEPENDENT TRUSTEES:
---------------------
C. Andrew Graham                     $[___]                       $0                        $0                          $[___]
William J. Meurer                    $[___]                       $0                        $0                          $[___]
James L. Pappas                      $[___]                       $0                        $0                          $[___]
David M. Phillips                    $[___]                       $0                        $0                          $[___]
Deborah L. Talbot                    $[___]                       $0                        $0                          $[___]
Eric Stattin                         $[___]                       $0                        $0                          $[___]

--------------------

* The Heritage Mutual Funds consist of five separate registered investment companies, including the Trust, and 12 portfolios of those companies.

      B.    FIVE PERCENT SHAREHOLDERS
            -------------------------

      As of December 31, 2004, the following shareholders owned of record or were known by the funds to own beneficially five percent or more of the outstanding class of shares of the following funds:

Intermediate Government Fund - Class B
--------------------------------------

[__________]

      C.    PROXY VOTING POLICIES AND PROCEDURES
            ------------------------------------

      The Board has adopted Proxy Voting Policies and Procedures ("Proxy Policies") wherein the Trust has delegated to the Subadviser of High Yield the responsibility for voting proxies relating to portfolio securities held by High Yield as part of their investment advisory services, subject to the supervision and oversight of the Manager. All such proxy voting duties shall be subject to the Board's continuing oversight. Notwithstanding this delegation of responsibilities, however, High Yield retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of High Yield and its shareholders, taking into account the value of a Fund's investments. The Board has not delegated to the Manager the responsibility for voting proxies relating to portfolio securities held by Intermediate Government because Intermediate Government does not hold voting securities.

PROXY VOTING GUIDELINES. Generally, the Subadviser will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. The Subadviser is permitted to vote a proxy based on its own proxy policies if a proxy presents an issue that is not addressed in the Proxy Guidelines or the Proxy Guidelines provide discretion as to how to vote a proxy. The Subadviser should vote proxies to further the long-term economic value of the underlying securities. The Proxy Guidelines distinguish between routine and non-routine proposals.

In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to corporate restructuring, poison pill provisions, and changes in capitalization. These proposals may require special consideration by the Subadviser depending on whether and how they are addressed in the Proxy Guidelines.

CONFLICTS OF INTEREST. The Guidelines also address procedures to be used by the Subadviser when there is a conflict of interest between the interests of High Yield shareholders and those of the Subadviser, High Yield's principal underwriter or other affiliated persons of High Yield. Upon the discovery of a conflict of interest, the Subadviser must consult with the Manager to assess the extent to which there may be a material conflict of interest. After such consultation, the Subadviser will provide the Manager with pertinent written information as to how and why the proxy was voted in a particular manner. In addition, the Subadviser will provide a quarterly report to the Board that includes information as to how the conflict was resolved.

MORE INFORMATION. Information regarding how proxies were voted during the most recent twelve-month period ended June 30 is available without charge, upon request by calling toll-free, 1 (800) 421-4184 accessing the following website: www.HeritageFunds.com or by accessing the Trust's most recently filed report on Form N-PX on the SEC's website at www.sec.gov. In addition, a copy of the Heritage Mutual Funds Proxy Voting Guidelines are also available by calling 1
(800) 421-4184, and will be sent within three business days of receipt of a request.

      D.    INVESTMENT ADVISER AND ADMINISTRATOR; SUBADVISER
            ------------------------------------------------

      The Trust's investment adviser and administrator, Heritage Asset Management, Inc., was organized as a Florida corporation in 1985. All the capital stock of the Manager is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.


      Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated January 19, 1990, between the Trust, on behalf of the funds, and the Manager, and subject to the control and direction of the Board, the Manager is responsible for reviewing and establishing investment policies for the Trust as well as administering the Trust's noninvestment affairs. Under a Subadvisory Agreement, dated February 1, 1996, the Subadviser, subject to direction by the Manager and the Board, will provide investment advice and portfolio management services to High Yield for a fee payable by the Manager.

      The Manager also is obligated to furnish the Trust with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Trust. The Manager and its affiliates also pay all the compensation of Trustees of the Trust who are employees of the Manager and its affiliates. Each fund pays all its other expenses that are not assumed by the Manager. Each fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Trust may be a party. Each fund also may have an obligation to indemnify Trustees and officers of the Trust with respect to any such litigation.

      The Advisory Agreement and the Subadvisory Agreement each were approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Manager or Subadviser, as defined under the 1940 Act) and the shareholders of the applicable fund, in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager, Subadviser or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of each applicable fund.


      The Board last considered the renewal of the Advisory and Subadvisory Agreements at a meeting held on August 31, 2004. In determining whether to approve the continuance of the Advisory Agreement and the Subadvisory Agreement, the Trustees considered the best interests of each fund separately. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

      BOTH FUNDS. With respect to the renewal of the Advisory Agreement for each fund, the Trustees considered, among other factors: the record of the Manager in building improved compliance and control functions that reduce risks to the funds; Manager's active role in monitoring and, as appropriate, recommending replacements for the Subadviser of High Yield; and the continuing efforts by the Manager to promote sales of the funds and improve services to the funds and their shareholders.

      HIGH YIELD. In considering the renewal of the Advisory Agreement as it relates to High Yield, the Trustees considered the following additional factors:
(1) the fund's  expense  ratio (after the cap) was below that of its peer group;
(2) Manager added a "breakpoint" to its advisory fees; (3) Manager's commitment to continue the expense cap arrangement through the fund's 2005 fiscal year; (4) Manager incurred losses on the operation of the fund; and (5) Manager provides high-quality services at a low cost to investors, manages the fund's assets, monitors and evaluates the performance of the Subadviser, and provides a comprehensive compliance program for the fund.

      In considering the renewal of the Subadvisory Agreement with Salomon Brothers Asset Management, Inc. ("SBAM") on behalf of High Yield, the Trustees considered the following additional factors: (1) the fund's relative performance over the medium term was better than its peers; (2) the fund outperformed a similar fund managed by SBAM over the short term; (3) the average industry experience of SBAM's investment advisory team; and (4) Manager's recommendation to continue to retain SBAM to manage the fund.

      INTERMEDIATE GOVERNMENT. In considering the renewal of the Advisory Agreement as it relates to Intermediate Government, the Trustees considered the following additional factors: (1) the fund's expense ratio (after the cap) was below that of its peer group; (2) Manager's commitment to continue the expense cap arrangement through the fund's 2005 fiscal year; (3) the short term and long term performance of the fund trails its peers; (4) Manager incurred losses on the operation of the fund; and (5) Manager provides high-quality services at a low cost to investors, manages the fund's assets, and provides a comprehensive compliance program for the fund.

      The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by the Manager to the Trust and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by the Manager or 90 days' written notice by the Subadviser. Under the terms of the Advisory Agreement, the Manager automatically becomes responsible for the obligations of the Subadviser upon termination of the Subadvisory Agreement. In the event the Manager ceases to be the manager of the Trust or the Distributor ceases to be principal distributor of each fund's shares, the right of the Trust to use the identifying name of "Heritage" may be withdrawn.

      The Manager and Subadviser shall not be liable to the Trust or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

      All of the officers of the Trust are officers or directors of the Manager or its affiliates. These relationships are described under "Management of the Trust."

      ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by each fund to the Manager is based on the applicable fund's average daily net assets as listed in the prospectus. The Manager's fee for High Yield is 0.60% on the first $100 million of its average daily net assets; 0.50% of the average daily net assets of $100 million to $500 million; and 0.45% on the average daily net assets over $500 million. The Manager's fee for Intermediate Government is 0.50% of its average daily net assets. The Manager has entered into an agreement with the Subadviser wherein the Subadviser will provide investment advice and portfolio management services to High Yield for an annual fee paid by the Manager equal to 50% of the annual investment advisory fee paid to the Manager, without regard to any reduction in fees actually paid to the Manager as a result of voluntary fee waivers by the Manager. The Manager also may recover advisory fees waived in the two previous years.

      For High Yield, the Manager contractually had agreed to waive management fees for the fiscal year ended September 30, 2004, to the extent that total annual operating expenses attributable to Class A shares exceed 1.10% of the average daily net assets or to the extent that total annual operating expenses attributable to Class B shares and Class C shares each exceed 1.65% of average daily net assets attributable to that class for this fiscal year. For the three fiscal years ended September 30, 2004, management fees amounted to $210,275, $412,265 and $_______, respectively. For the same periods, the Manager waived its fees in the amounts of $164,210, $148,482 and $_______, respectively. For the three fiscal years ended September 30, 2004, subadvisory fees paid to the Subadviser amounted to $105,138, $206,133 and $_______, respectively.

      For Intermediate Government, the Manager contractually has agreed to waive its fees for the fiscal year ended September 30, 2004, to the extent that fund expenses attributable to Class A shares exceed .85% of the average daily net assets or to the extent that fund expenses attributable to Class B shares and Class C shares each exceed 1.20% of average daily net assets attributable to that class for this fiscal year. For the three fiscal years ended September 30, 2004, management fees amounted to $172,364, $300,732 and $_______, respectively. For the same periods, the Manager waived its fees in the amounts of $172,364, $216,708 and $_______, respectively. For the three fiscal years ended September 30, 2004, the Manager reimbursed Intermediate Government for expenses totaling $22,092, $0 and $________, respectively.


      CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the fund's shares to which those expenses are attributable.


      E.    PORTFOLIO TURNOVER AND BROKERAGE PRACTICES
            ------------------------------------------

      Each fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. A 100% turnover rate would occur if all the securities in a fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. The annualized portfolio turnover for the two fiscal years ended September 30, 2004 was 31% and ___%, respectively, for High Yield, and 202% and ____%, respectively, for Intermediate Government.


      The Manager is responsible for the execution of each fund's investment portfolio transaction but has delegated that responsibility to the Subadviser for the High Yield's portfolio transactions. In executing portfolio transactions, both the Manager and the Subadviser generally must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the fund necessarily will be paying the lowest commission or spread available. Rather, each fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker-dealer's facilities, and any risk assumed by the executing broker-dealer.

      It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, both the Manager and the Subadviser may give consideration to research, statistical and other services furnished by broker-dealers, and to potential access to initial public offerings ("IPOs") that may be made available by such broker-dealers. In addition, they may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis and may pay to these broker-dealers a higher brokerage commission than may be charged by other broker-dealers, provided that the Manager or Subadviser, as applicable, determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the Manager and the Subadviser in connection with services to clients other than a fund.



      Each fund may use the Distributor as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      The Manager and Subadviser also may select other brokers to execute portfolio transactions. In the OTC market, each fund generally deals with primary market-makers unless a more favorable execution can otherwise be obtained.

      Each fund effects most purchases and sales of its portfolio investments with bond dealers acting as principal. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own account and not as brokers. Thus, the funds do not expect to pay significant brokerage commissions. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. The spread includes the dealer's normal profit.

      The funds may not buy securities from, or sell securities to, the Distributor as principal. However, the Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the each fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board will consider the possibilities of seeking to recapture for the benefit of each fund expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

      Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, each fund expressly consented to the Distributor executing transactions on an exchange on the Trust's behalf.

      Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Manager, the Subadviser, the Trust and the Distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the funds to invest in securities that may be owned by the fund, subject to certain restrictions.


      F.    DISTRIBUTION OF SHARES
            ----------------------

      DISTRIBUTION. Shares of each fund are offered continuously through the funds' principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), P.O. Box 33022 St. Petersburg, Florida 33733 and through other participating dealers or banks that have dealer agreements with the Distributor. Subject to the fund's Board of Trustees and regulatory approvals, Heritage Fund Distributors, LLC will serve as the distributor to the funds. In the event such approvals are obtained, references to the Distributor will be deemed to be references to Heritage Fund Distributors, LLC.

      The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the 1933 Act. The Distributor and Financial Advisors or banks with whom the Distributor has entered into dealer agreements offer shares of each fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers.

      DISTRIBUTION AGREEMENT. Each fund has adopted a Distribution Agreement to which the Distributor bears the cost of making information about the Trust available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A, Class B and Class C shareholders and for maintaining shareholder accounts. Each fund pays the cost of registering and qualifying their shares under state and federal securities laws and pays for typesetting of the prospectus and printing and distributing prospectuses to existing shareholders.

      The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Trust may effect such termination by vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees. For so long as a Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

      RULE 12B-1 DISTRIBUTION PLAN. Each fund has adopted a Distribution Plan under Rule 12b-1 for each class of shares (each a "Plan" and collectively the "Plans"). These Plans permit each fund to pay the Distributor the monthly distribution and service fee out of the fund's net assets to finance activity that is intended to result in the sale and retention of Class A shares, Class B shares and Class C shares. The funds use all Class A and Class C 12b-1 fees to pay the Distributor. The Distributor, on Class C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase.

      As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, each fund currently may pay the Distributor distribution and service fees of up to 0.25% of such fund's average daily net assets attributable to Class A shares of that fund. This fee is computed daily and paid monthly.


      As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B shares and Class C shares and in connection with personal services rendered to Class B and Class C shareholders and the maintenance of Class B and Class C shareholder accounts, High Yield pays the Distributor a fee of 0.80% and Intermediate Government pays the Distributor a fee of 0.60% of the applicable fund's average daily net assets attributable to Class B shares and Class C shares. This fee is computed daily and paid monthly.

      For the fiscal year ended September 30, 2004, the Distributor received 12b-1 fees in the amount of $______ and $______ for Class A shares of High Yield and Intermediate Government, respectively. For the fiscal year ended September 30, 2004, the Distributor received 12b-1 fees in the amount of $______ and $______ for Class B shares of High Yield and Intermediate Government, respectively. For the fiscal year ended September 30, 2004, the Distributor received 12b-1 fees in the amount of $_______ and $_______ for Class C shares of High Yield and Intermediate Government, respectively.


      In reporting amounts expended under the Plans to the Board, the Distributor will allocate expenses attributable to the sale of Class A shares, Class B shares and Class C shares to the applicable class based on the ratio of sales of shares of that class to the sales of all the classes of shares of the applicable fund. The fees paid by one class of shares will not be used to subsidize the sale of any other class of shares.

      Each Plan was approved by the Board, including a majority of the Trustees who are not interested persons of a fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. In approving such Plans, the Board determined that there is a reasonable likelihood that each fund and its shareholders will benefit from each Plan.

      Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of a fund. The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees cast in person at a meeting called for such purpose. Any change in a Plan that would materially increase the distribution cost to a class requires shareholder approval of that class.

      The Distribution Agreement and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

      For the three fiscal years ended September 30, 2004, the Distributor received as compensation for the sale of High Yield Class A shares $70,983, $179,674 and $_______, respectively, of which it retained $11,027, $28,879 and $______, respectively. For the same periods, the Distributor received as compensation for the sale of Intermediate Government Class A shares $24,611, $46,665 and $______, respectively, of which it retained $3,854, $8,022 and $_____, respectively. For the three fiscal years ended September 30, 2004, the Distributor received $29,596, $30,866 and $_______, respectively, of which it retained the entire amounts for the sale of High Yield Class B shares. For the same periods, the Distributor received $14,045, $31,094 and $______, of which it retained the entire amounts for the sale of Intermediate Government Class B shares. For the three fiscal years ended September 30, 2004, the Distributor received $3,792, $4,724 and $_____, respectively, of which it retained the entire amounts for the sale of High Yield Class C shares. For the same three fiscal years, the Distributor received $4,359, $7,377 and $_____, respectively, of which it retained the entire amounts for the sale of Intermediate Government Class C shares.


      Heritage has entered into agreements with the Distributor and other broker-dealers to provide certain services on behalf of the funds. Such services include, but are not limited to, account opening, record retention, processing cash receipts from and disbursements to shareholders and preparing account statements. As compensation, Heritage pays from its own resources, a service fee of up to 0.25% of average daily net assets of each fund to the Distributor and other broker-dealers.


      G.    ADMINISTRATION OF THE TRUST
            ---------------------------

      ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. The Manager, subject to the control of the Board, will manage, supervise and conduct the administrative and business affairs of the Trust and of each fund; furnish office space and equipment; oversee the activities of the Subadviser and Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. The Manager also will provide certain shareholder servicing activities for customers of the Trust.

      The Manager also is the fund accountant and transfer and dividend disbursing agent for the Trust. The Trust pays the Manager the Manager's cost plus ten percent for its services as fund accountant and transfer and dividend disbursing agent.

      For the three fiscal years ended September 30, 2004, the Manager earned approximately $49,688, $50,271 and $______, respectively, from Intermediate Government for its services as fund accountant. For the same periods, the Manager earned $60,885, $61,654 and $______, respectively, from High Yield for its services as fund accountant.

      CUSTODIAN. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the Trust's assets.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

      INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 101 E. Kennedy Boulevard, Suite 1500, Tampa, Florida 33602, is the independent registered certified public accounting firm for the Trust. The Financial Statements and Financial Highlights of the funds for the fiscal year ended September 30, 2004 that appear in this SAI have been audited by PricewaterhouseCoopers LLP, and are included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing.




      H.    POTENTIAL LIABILITY
            -------------------

      Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER DEBT RATINGS
----------------------------------------------------------------------------

PRIME-L. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER DEBT RATINGS
--------------------------------------------------------------


A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

CORPORATE DEBT RATINGS
----------------------

The rating services' descriptions of corporate debt ratings in which the fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE DEBT RATINGS
---------------------------------------------------------------------

AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS
-------------------------------------------------------

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                              HERITAGE INCOME TRUST
                              ---------------------

                            PART C. OTHER INFORMATION
                            -------------------------

Item 22.          Exhibits
                  --------
      (a)         Declaration of Trust*

      (b)(i)      Bylaws*

         (ii)     Amended and Restated Bylaws*

      (c)         Voting trust agreement -- none

      (d)(i)(a)   Investment  Advisory  and  Administration   Agreement  between
                  Registrant and Heritage Asset Management, Inc.*

         (i)(b) Amended Schedule A to Investment Advisory and Administration Agreement - filed herewith

         (ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc.*

         (iii) Subadvisory Agreement between Heritage Asset Management, Inc. and Salomon Brothers Asset Management Inc*

      (e)         Amended and Restated Distribution Agreement(sigma)^

      (f)         Bonus, profit sharing or pension plans - none

      (g)         Custodian Agreement*

      (h)(i)      Amended   and   Restated    Transfer    Agency   and   Service
                  Agreement(sigma)(sigma)^^

         (ii) Amended and Restated Fund Accounting and Pricing Service Agreement(sigma)(sigma)^^

      (i)         Opinion and consent of counsel - to be filed

      (j)         Consent of Independent Auditors - to be filed

      (k)         Financial statements omitted from prospectus -- none

      (l)         Letter of investment intent*

      (m)(i)      Class A Plan pursuant to Rule 12b-1 - filed herewith

          (ii)    Class B Plan pursuant to Rule 12b-1 - filed herewith

          (iii)   Class C plan pursuant to Rule 12b-1 -filed herewith

      (n)(i)      Plan pursuant to Rule 18f-3**

           (ii)   Amended Plan pursuant to Rule 18f-3***

      (o)         Reserved

      (p)(i) Code of Ethics for Heritage Asset Management, Inc. - filed herewith

         (ii)     Code of Ethics for Heritage Family of Funds - filed herewith

         (iii)    Code of Ethics for Raymond James & Associates, Inc.(sigma)

         (iv) Code of Ethics for Salomon Brothers Asset Management, Inc. - filed herewith

____________
* Incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

** Incorporated by reference from the Post-Effective Amendment No. 13 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on January 29, 1997.

*** Incorporated by reference from the Post-Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 2, 1997.

^ Incorporated by reference from the Post-Effective Amendment No. 19 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on January 30, 2002.

Item 23.    Persons Controlled by or under
            Common Control With Registrant
            ------------------------------

            None.

Item 24.    Indemnification
            ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)   No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.

      Article XII, Section 2 of the Declaration of Trust provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Paragraph 8 of the Investment Advisory and Administration Agreement of Heritage Income Trust ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage" or the "Manager") provides that the Manager shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

      Paragraph 9 of the Heritage Income Trust Subadvisory Agreement ("Subadvisory Agreement") between the Manager and Salomon Brothers Asset Management Inc ("Subadviser" or "Salomon") provides that, in the absence of bad faith, negligence or disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to the Trust, or to any of its Shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

      Paragraph 9 of the Amended and Restated Distribution Agreement of Heritage Income Trust ("Distribution Agreement") between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

      Paragraph 13 of the Heritage Funds Amended and Restated Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage provides that the Trust shall indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do
(i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Item 25.    I.    Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

      Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage's offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Information as to the officers and directors of Heritage is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC").

            II.   Business and Other Connections of Subadviser
                  --------------------------------------------

      Salomon, 399 Park Avenue, 4th Floor, New York, New York 10022, is a registered investment adviser. It is a wholly owned subsidiary of Salomon. Salomon primarily is engaged in the investment advisory business. Information as to the officers and directors of Salomon is included in its current Form ADV filed with the SEC.

Item 26.    Principal Underwriter
            ---------------------

            (a)   Raymond James & Associates,  Inc., 880 Carillon  Parkway,  St.
Petersburg, Florida 33716, is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust.

            (b) The directors and officers of the Registrant's principal underwriter are:


                              Positions & Offices                 Position
Name                          with Underwriter                    with Registrant
----                          ----------------                    ---------------

Thomas A. James               Chief Executive Officer,            Trustee
                              Director

Chet Helck                    President, Chief Operating Officer  None
                              Director

Robert F. Shuck               Vice Chairman                       None

                                      C-5

Thomas S. Franke              Vice Chairman                       None

Francis S. Godbold            Vice Chairman, Director             None

Kenneth A. Shields            Director                            None

Harvard H. Hill, Jr.          Director                            None

Jonathan A. Bulkley           Director                            None

Paul W. Marshall              Director                            None

Angela Biever                 Director                            None

H. William Habermeyer, Jr.    Director                            None

Hardwick Simmons              Director                            None

Alex Sink                     Director                            None

Richard K. Riess              Executive Vice President            Trustee, President
                              for Asset Management

Jeffrey P. Julien             Senior Vice President Finance,      None
                              Chief Financial Officer

Barry S. Augenbaum            Senior Vice President, Corporate    None
                              Secretary

J. Stephen Putnam             Executive Vice President            None

Terrance W. Bedford           Senior Vice President               None

Paul L. Matecki               Senior Vice President, Corporate    None
                              Counsel, Assistant Secretary

Michael R. Alford             Vice President, Associate           None
                              Corporate Counsel

Robert Stokes                 Vice President, Associate           None
                              Corporate Counsel

Susan Walzer                  Vice President, Associate           None
                              Corporate Counsel

Mark Barracca                 Vice President, Associate           None
                              Corporate Counsel

Terrance Bostic               Vice President, Associate           None
                              Corporate Counsel

Leslie Reese                  Vice President, Associate           None
                              Corporate Counsel

                                      C-6

Lynn Pippenger                Treasurer, Assistant Secretary      None

Jennifer C. Ackart            Controller, Assistant Secretary     None

Donna L. Wilson               Assistant Secretary                 None

Linda G. Whelpley             Assistant Secretary                 None


      The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 27.    Location of Accounts and Records
            --------------------------------

      The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 were maintained in the physical possession of the Trust's custodian through February 28, 1994, except that: Heritage maintained some or all of the records required by Rule 31a-(b)(l), (2) and (8); and the Subadviser maintained some or all of the records required by Rule 31a-1(b)(2), (5), (6),
(9), (10) and (11). Since January 1, 1994, the required records have been maintained by Heritage and the Subadviser.

Item 28.    Management Services
            -------------------

            Not applicable.

Item 29.    Undertakings
            ------------

              The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on November 22, 2004.

                                    HERITAGE SERIES TRUST

                                    By:  /s/K.C. Clark
                                         ---------------------------------------
                                          K.C. Clark, Executive Vice President,
                                          Principal Executive Officer and Chief
                                          Compliance Officer
Attest:

/s/Andrea N. Mullins
------------------------------------------
Andrea N. Mullins, Treasurer and Secretary

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. TITLE DATE SIGNATURE

/s/Richard K. Riess*          President and Trustee        November 22, 2004
---------------------
Richard K. Riess

/s/Thomas A. James*                  Trustee               November 22, 2004
---------------------
Thomas A. James

/s/C. Andrew Graham*                 Trustee               November 22, 2004
---------------------
C. Andrew Graham

/s/William J. Meurer*                Trustee               November 22, 2004
---------------------
William J. Meurer

/s/James L. Pappas*                  Trustee               November 22, 2004
---------------------
James L. Pappas

/s/David M. Phillips*                Trustee               November 22, 2004
---------------------
David M. Phillips

/s/Deborah L. Talbot*                Trustee               November 22, 2004
---------------------
Deborah L. Talbot

/s/Eric Stattin*                     Trustee               November 22, 2004
---------------------
Eric Stattin

/s/Andrea N. Mullins         Treasurer and Secretary       November 22, 2004
---------------------
Andrea N. Mullins

*By: /s/K.C. Clark
     -------------
   K.C. Clark,
      Attorney-In-Fact

INDEX TO EXHIBITS


Exhibit
Number      Description
------      -----------

   (d)(i)(b) Amended Schedule A to Investment Advisory and Administration Agreement

   (m)(i)         Class A Plan pursuant to Rule 12b-1

      (ii)        Class B Plan pursuant to Rule 12b-1

      (iii)       Class C plan pursuant to Rule 12b-1

  (p)(i)          Code of Ethics for Heritage Asset Management, Inc.

      (ii)        Code of Ethics for Heritage Family of Funds

         (iv)     Code of Ethics for Salomon Brothers Asset Management, Inc.


                                        2